                       PaineWebber Growth and Income Fund
                            PaineWebber Mid Cap Fund
                           PaineWebber Small Cap Fund
                            PaineWebber Growth Fund

             1285 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10019
                        PROSPECTUS -- NOVEMBER 30, 1998

              As Revised May 5, 1999 for PaineWebber Growth Fund

       PaineWebber Stock Funds are designed for investors generally seeking capital appreciation by investing mainly in equity securities. PaineWebber Growth and Income Fund seeks to provide both current income and capital growth by investing primarily in dividend-paying equity securities believed to have potential for rapid earnings growth. PaineWebber Mid Cap Fund seeks long-term capital appreciation by investing primarily in common stocks of medium-sized companies. PaineWebber Small Cap Fund seeks long-term capital appreciation by investing primarily in equity securities of small capitalization companies. PaineWebber Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of companies believed to have substantial potential for capital growth.

       This Prospectus concisely sets forth information that an investor should know about the Funds before investing. Please read this Prospectus carefully and retain a copy for future reference.

       A Statement of Additional Information dated November 30, 1998 has been filed with the Securities and Exchange Commission ("SEC" or "Commission") and is legally part of this Prospectus. The Statement of Additional Information can be obtained without charge, and further inquiries can be made, by contacting an individual Fund, your PaineWebber investment executive, PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568. In addition, the Commission maintains a website (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.

       THE PAINEWEBBER FAMILY OF MUTUAL FUNDS

       The PaineWebber Family of Mutual Funds consists of seven broad categories, which are presented here. Generally, investors seeking to maximize return must assume greater risk. The Funds offered by this Prospectus are all in the STOCK FUNDS category.

       o MONEY MARKET FUND for income and stability by investing in high-quality, short-term investments.

       o BOND FUNDS for income by investing mainly in bonds.

       o TAX-FREE BOND FUNDS for income exempt from federal income tax and, in some cases, state and local income taxes, by investing in municipal bonds.

       o ASSET ALLOCATION FUNDS for high total return by investing in stocks and bonds.

       o STOCK FUNDS for long-term growth by investing mainly in equity securities.

       o GLOBAL FUNDS for long-term growth by investing mainly in foreign stocks or high current income by investing mainly in global debt instruments.

       o FUNDS OF FUNDS for either long-term growth of capital; total return; or income and, secondarily, growth of capital by investing in other
         PaineWebber mutual funds.

       A complete listing of the PaineWebber Family of Mutual Funds is found on the back cover of this Prospectus.

       INVESTORS SHOULD RELY ONLY ON THE INFORMATION CONTAINED OR REFERRED TO IN THIS PROSPECTUS. THE FUNDS AND THEIR DISTRIBUTOR HAVE NOT AUTHORIZED ANYONE TO PROVIDE INVESTORS WITH INFORMATION THAT IS DIFFERENT. THE PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF THE FUNDS IN ANY JURISDICTION WHERE THE FUNDS OR THEIR DISTRIBUTOR MAY NOT LAWFULLY SELL THOSE SHARES.

       THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                ----------------
                               Prospectus Page 1

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                           PAGE
                                           ----

The Funds at a Glance...................     3

Expense Table...........................     6

Investment Objectives & Policies........     9

Investment Philosophy & Process.........    10

Performance.............................    12

The Funds' Investments..................    16

Flexible Pricing SM.....................    19

How to Buy Shares.......................    22

How to Sell Shares......................    24

Other Services..........................    24

Management..............................    25

Determining the Shares' Net Asset
  Value.................................    28

Dividends & Taxes.......................    28

General Information.....................    29

Financial Highlights....................    32

                              --------------------
                               Prospectus Page 2

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                             THE FUNDS AT A GLANCE
--------------------------------------------------------------------------------

The Funds offered by this Prospectus are not intended to provide a complete investment program, but one or more of them may be appropriate as a component of an investor's overall portfolio. Some common reasons to invest in these Funds are to finance college educations, plan for retirement or diversify a portfolio. When selling shares, investors should be aware that they may get more or less for their shares than they originally paid for them. As with any mutual fund, there is no assurance that the Funds will achieve their goals.

GROWTH AND INCOME FUND

GOAL: To increase the value of your investment by investing primarily in dividend-paying equity securities believed to have potential for rapid earnings growth.

INVESTMENT OBJECTIVE: Current income and capital growth.

WHO SHOULD INVEST: Growth and Income Fund is designed for investors seeking current income and capital growth through investment primarily in dividend-paying equity securities of U.S. companies and foreign companies that are traded in the United States. Growth and Income Fund invests primarily in larger, more established companies believed to be undervalued and to have potential for rapid earnings growth. In addition, Growth and Income Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Growth and Income Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

SIZE: On October 31, 1998, the Fund had approximately $1.4 billion in net assets.

MID CAP FUND

GOAL: To increase the value of your investment by investing primarily in common stocks of medium-sized domestic companies and some foreign companies selected primarily on the basis of earnings growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

WHO SHOULD INVEST: Mid Cap Fund is designed for investors who want long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in common stocks of medium-sized domestic companies and foreign companies that are traded in the United States. Equity securities of small- and medium-sized companies offer investors the potential for greater returns than larger companies but are typically more volatile. Accordingly, the Fund is designed for investors seeking long-term growth who are able to bear the risks that come with investments in the equity securities of such companies.

SIZE: On October 31, 1998, the Fund had over $180 million in assets.

SMALL CAP FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of small capitalization ("small cap") companies.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

WHO SHOULD INVEST: Small Cap Fund is designed for investors who are seeking long-term capital appreciation through investments primarily in equity securities of small cap U.S. companies and foreign companies that are traded in the United States. Small Cap Fund seeks to invest in small cap companies believed to be undervalued and to have strong earnings momentum. Several statistical studies have been published indicating that the historical long-term returns of small cap equity securities have been higher than those of large cap equity securities. Equity securities of small cap companies generally exhibit greater market volatility than is the case with equity securities of larger companies, or equity securities in general. In addition, Small Cap Fund can invest in high yield, high risk convertible bonds. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Small Cap Fund is designed for investors who are able to bear the risks and fluctuations associated with investment in smaller companies.

SIZE: On October 31, 1998, the Fund had over $113 million in net assets.

                              --------------------
                               Prospectus Page 3

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                             THE FUNDS AT A GLANCE
                                  (Continued)
--------------------------------------------------------------------------------

GROWTH FUND

GOAL: To increase the value of your investment by investing primarily in equity securities of companies believed to have substantial potential for capital growth.

INVESTMENT OBJECTIVE: Long-term capital appreciation.

SIZE: On October 31, 1998, the Fund had over $362 million in net assets.

WHO SHOULD INVEST: Growth Fund is designed for investors who want long-term capital appreciation through investment primarily in growth-oriented equity securities of U.S. companies and foreign companies that are traded in the United States. Growth Fund invests primarily in large, medium and small companies believed to have greater capital growth potential. In addition, Growth Fund can invest in high yield, high risk bonds and convertible securities. These investments offer the potential for greater returns, but also entail a substantial degree of volatility and risk. Accordingly, Growth Fund is designed for investors who are able to bear the risks that come with investments in the stocks and bonds of such companies.

MANAGEMENT

Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), is the investment adviser and administrator of each Fund.

MINIMUM INVESTMENT

To open an account, investors need $1,000; to add to an account, investors need only $100.

RISKS

EQUITY SECURITIES historically have shown greater growth potential than other types of securities, but they have also shown greater volatility. Because each Fund will invest primarily in equity securities, its price will rise and fall. Each Fund may invest in U.S. dollar-denominated securities of foreign companies, which may involve more risk than the securities of U.S. companies. Each Fund may use derivatives, such as options and futures, which may involve special risks. Investors may lose money by investing in a Fund; the investment is not guaranteed.

GROWTH AND INCOME FUND, SMALL CAP FUND AND GROWTH FUND each may invest up to 10% of its total assets in high yield, high risk convertible bonds, which are considered predominantly speculative and may involve major risk exposure to adverse conditions.

MID CAP FUND invests primarily in medium-sized companies, which may have higher earnings growth rates than larger companies, offering the potential for greater returns. However, the greater potential of these companies may entail greater market volatility and risks of adverse financial developments.

SMALL CAP FUND invests primarily in small cap companies, which typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies. In addition, equity securities of small cap companies may be less liquid and more volatile than those of larger companies.

HOW TO PURCHASE SHARES OF THE FUNDS

Investors may select among these classes of shares:

CLASS A SHARES

The price is the net asset value plus the initial sales charge; the maximum sales charge is 4.5% of the public offering price. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than the ongoing expenses of Class B and Class C shares.

CLASS B SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class B shares. As a result, 100% of their purchase is immediately invested. However, Class B shares have higher ongoing expenses than Class A shares. Depending upon how long they own the shares, investors may have to pay a sales charge when they sell Class B shares. This is called a "contingent deferred sales charge" and applies when investors sell their Class B shares within six years after purchase. After six years, Class B shares convert to Class A shares, which have lower ongoing expenses and no contingent deferred sales charge.

                              --------------------
                               Prospectus Page 4

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                             THE FUNDS AT A GLANCE
                                  (Continued)
--------------------------------------------------------------------------------

CLASS C SHARES

The price is the net asset value. Investors do not pay an initial sales charge when they buy Class C shares. As a result, 100% of their purchase is immediately invested. However, Class C shares have higher ongoing expenses than Class A shares. A contingent deferred sales charge of 1% is charged on shares sold within one year of purchase. Class C shares never convert to any other class of shares.

CLASS Y SHARES

Class Y shares are offered only to limited groups of investors. The price is the net asset value. Investors do not pay an initial sales charge when they buy Class Y shares. As a result, 100% of their purchase is immediately invested. Investors also do not pay a contingent deferred sales charge when they sell Class Y shares. Class Y shares have lower ongoing expenses than any other class of shares.

                              --------------------
                               Prospectus Page 5

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                                 EXPENSE TABLE
--------------------------------------------------------------------------------

The following tables are intended to assist investors in understanding the expenses associated with investing in each class of shares of the Funds. Expenses shown below are based on those incurred for the most recent fiscal year, except that the 12b-1 Fees for Class A shares of Growth and Income Fund and Growth Fund are shown at the current rates of 0.25% and 0.24%, respectively.

SHAREHOLDER TRANSACTION EXPENSES                     CLASS A     CLASS B     CLASS C     CLASS Y
                                                     --------    --------    --------    --------
Maximum Sales Charge on Purchases of Shares (as a
  % of offering price)............................     4.50%       None        None        None
Sales Charge on Reinvested Dividends (as a % of
  offering price).................................     None        None        None        None
Maximum Contingent Deferred Sales Charge (as a %
  of offering price or net asset value at the time
  of sale, whichever is less).....................     None           5%          1%       None
Exchange Fee......................................     None        None        None        None

ANNUAL FUND OPERATING EXPENSES (as a % of average
  net assets)
GROWTH AND INCOME FUND
Management Fees...................................     0.70%       0.70%       0.70%       0.70%
12b-1 Fees........................................     0.25        1.00        1.00        None
Other Expenses....................................     0.14        0.17        0.15        0.10
                                                       ----        ----        ----        ----
Total Operating Expenses..........................     1.09%       1.87%       1.85%       0.80%
                                                       ----        ----        ----        ----
                                                       ----        ----        ----        ----
MID CAP FUND
Management Fees...................................     1.00%       1.00%       1.00%       1.00%
12b-1 Fees........................................     0.25        1.00        1.00        None
Other Expenses....................................     0.23        0.32        0.28        0.23
                                                       ----        ----        ----        ----
Total Operating Expenses..........................     1.48%       2.32%       2.28%       1.23%
                                                       ----        ----        ----        ----
                                                       ----        ----        ----        ----
SMALL CAP FUND
Management Fees...................................     1.00%       1.00%       1.00%       1.00%
12b-1 Fees........................................     0.25        1.00        1.00        None
Other Expenses....................................     0.31        0.33        0.32        0.39
                                                       ----        ----        ----        ----
Total Operating Expenses..........................     1.56%       2.33%       2.32%       1.39%
                                                       ----        ----        ----        ----
                                                       ----        ----        ----        ----
GROWTH FUND
Management Fees...................................     0.75%       0.75%       0.75%       0.75%
12b-1 Fees........................................     0.24        1.00        1.00        None
Other Expenses....................................     0.21        0.24        0.24        0.16
                                                       ----        ----        ----        ----
Total Operating Expenses..........................     1.20%       1.99%       1.99%       0.91%
                                                       ----        ----        ----        ----
                                                       ----        ----        ----        ----

------------------

CLASS A SHARES: Sales charge waivers and a reduced sales charge purchase plan are available. Purchases of $1 million or more are not subject to an initial sales charge. However, if a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.
CLASS B SHARES: Sales charge waivers are available. The maximum 5% contingent deferred sales charge applies to sales of shares during the first year after purchase. The charge generally declines by 1% annually, reaching zero after six years.
CLASS C SHARES: If a shareholder sells these shares within one year after purchase, a contingent deferred sales charge of 1% of the offering price or the net asset value of the shares at the time of sale by the shareholder, whichever is less, is imposed.
CLASS Y SHARES: No initial or contingent deferred sales charge is imposed, nor are Class Y shares subject to 12b-1 distribution or service fees. Class Y shares may be purchased by participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds ("PW Programs"), when Class Y shares are purchased through that PW Program. Participation in a PW Program is subject to an advisory fee at the effective maximum annual rate of no more than 1.5% of assets held through that PW Program. This account charge is not included in the table because investors who are not PW Program participants also are permitted to purchase Class Y shares.

                              --------------------
                               Prospectus Page 6

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

12b-1 distribution fees are asset-based sales charges. Long-term Class B and Class C shareholders may pay more in direct and indirect sales charges (including 12b-1 distribution fees) than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. 12b-1 fees have two components, as follows:

GROWTH AND INCOME FUND
MID CAP FUND
SMALL CAP FUND                             CLASS A    CLASS B    CLASS C    CLASS Y
                                           -------    -------    -------    -------
12b-1 service fees......................     0.25%      0.25%      0.25%      None
12b-1 distribution fees.................     None       0.75       0.75       None

GROWTH FUND
12b-1 service fees......................     0.24%      0.25%      0.25%      None
12b-1 distribution fees.................     None       0.75       0.75       None

The 12b-1 fees for Class A shares of Growth Fund reflect a blended annual rate of the Fund's average daily net assets of 0.25% and 0.15%, representing shares sold on or after December 2, 1988 and shares sold prior to that date, respectively.

For more information, see "Management" and "Flexible Pricing(Service Mark)."

EXAMPLES OF EFFECT OF FUND EXPENSES

The following examples should assist investors in understanding various costs and expenses incurred as shareholders of a Fund. The assumed 5% annual return shown in the examples is required by regulations of the SEC applicable to all mutual funds. THESE EXAMPLES SHOULD NOT BE CONSIDERED TO BE A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES OF A FUND MAY BE MORE OR LESS THAN THOSE SHOWN.

An investor would, directly or indirectly, pay the following expenses on a $1,000 investment in a Fund, assuming a 5% annual return:

GROWTH AND INCOME FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 56       $78       $ 102       $172
Class B (Assuming sale of all shares at
  end of period)........................    $ 69       $89       $ 121       $177
Class B (Assuming no sale of shares)....    $ 19       $59       $ 101       $177
Class C (Assuming sale of all shares at
  end of period)........................    $ 29       $58       $ 100       $217
Class C (Assuming no sale of shares)....    $ 19       $58       $ 100       $217
Class Y.................................    $  8       $26       $  44       $ 99

MID CAP FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 59      $  90      $ 122       $214
Class B (Assuming sale of all shares at
  end of period)........................    $ 73      $ 102      $ 144       $225
Class B (Assuming no sale of shares)....    $ 23      $  72      $ 124       $225
Class C (Assuming sale of all shares at
  end of period)........................    $ 33      $  71      $ 122       $261
Class C (Assuming no sale of shares)....    $ 23      $  71      $ 122       $261
Class Y.................................    $ 13      $  39      $  68       $149

                              --------------------
                               Prospectus Page 7

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                                 EXPENSE TABLE
                                  (Continued)
--------------------------------------------------------------------------------

SMALL CAP FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 60      $  92      $ 126       $222
Class B (Assuming sale of all shares at
  end of period)........................    $ 74      $ 103      $ 145       $230
Class B (Assuming no sale of shares)....    $ 24      $  73      $ 125       $230
Class C (Assuming sale of all shares at
  end of period)........................    $ 34      $  72      $ 124       $266
Class C (Assuming no sale of shares)....    $ 24      $  72      $ 124       $266
Class Y.................................    $ 14      $  44      $  76       $167

GROWTH FUND

EXAMPLE                                    1 YEAR    3 YEARS    5 YEARS    10 YEARS
----------------------------------------   ------    -------    -------    --------
Class A.................................    $ 57       $81       $ 108       $184
Class B (Assuming sale of all shares at
  end of period)........................    $ 70       $92       $ 127       $192
Class B (Assuming no sale of shares)....    $ 20       $62       $ 107       $192
Class C (Assuming sale of all shares at
  end of period)........................    $ 30       $62       $ 107       $232
Class C (Assuming no sale of shares)....    $ 20       $62       $ 107       $232
Class Y.................................    $  9       $29       $  50       $112

 ASSUMPTIONS MADE IN THE EXAMPLES
 o ALL CLASSES: Reinvestment of all dividends and other distributions; percentage amounts listed under "Annual Fund Operating Expenses" remain the same for years shown.
 o CLASS A SHARES: Deduction of the maximum 4.5% initial sales charge at the time of purchase.
 o CLASS B SHARES: Deduction of the maximum applicable contingent deferred sales charge at the time of sale, which declines over a period of six years. Ten-year figures assume that Class B shares convert to Class A shares at the end of the sixth year.
 o CLASS C SHARES: Deduction of a 1% contingent deferred sales charge for sales of shares within one year of purchase.

                              --------------------
                               Prospectus Page 8

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                        INVESTMENT OBJECTIVES & POLICIES
--------------------------------------------------------------------------------

The Funds' investment objectives may not be changed without shareholder approval. The Funds' other investment policies, except where noted, are not fundamental and may be changed by their respective boards.

GROWTH AND INCOME FUND

The investment objective of Growth and Income Fund is current income and capital growth. The Fund seeks to achieve this objective by investing primarily in dividend-paying equity securities believed by Mitchell Hutchins to have the potential for rapid earnings growth. Normally, the Fund invests at least 65% of its total assets in such equity securities.

The Fund may invest up to 35% of its total assets in equity securities not meeting these selection criteria, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. over-the-counter ("OTC") market.

MID CAP FUND

The investment objective of Mid Cap Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing at least 65% of its total assets in common stocks of medium-sized (or mid cap) companies. Mitchell Hutchins defines mid cap companies as those companies with market capitalizations of at least $750 million and no more than $6 billion at the time of purchase.

The Fund may invest up to 35% of its total assets in U.S. dollar-denominated equity securities of foreign companies that trade on recognized U.S. stock exchanges or on the U.S. OTC market. When Mitchell Hutchins believes it is consistent with the Fund's investment objective of long-term capital appreciation, the Fund may invest up to 35% of its total assets in common stocks of companies that are larger or smaller than those of mid cap companies as defined above, as well as in bonds and money market instruments.

SMALL CAP FUND

The investment objective of Small Cap Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing, under normal conditions, at least 65% of its total assets in equity securities of small cap companies. Mitchell Hutchins defines small cap companies as those companies with market capitalizations of up to $1 billion at the time of purchase.

The Fund may invest up to 35% of its total assets in equity securities of companies that are larger than small cap companies, as well as in U.S. government bonds, corporate bonds and money market instruments, including up to 10% of total assets in convertible bonds rated below investment grade. Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities of foreign issuers traded on recognized U.S. exchanges or in the U.S. OTC market.

GROWTH FUND

The investment objective of Growth Fund is long-term capital appreciation. The Fund seeks to achieve this objective by investing primarily in equity securities issued by companies believed by Mitchell Hutchins to have substantial potential for capital growth. Under normal circumstances, at least 65% of the Fund's total assets are invested in equity securities.

The Fund may invest up to 35% of its total assets in U.S. government bonds and in corporate bonds (including up to 10% in bonds and convertible securities rated below investment grade). Up to 25% of the Fund's total assets may be invested in U.S. dollar-denominated equity securities and bonds of foreign issuers that are traded on recognized U.S. exchanges or in the U.S. OTC market.

                                   *  *  *  *

As with any mutual fund, there can be no assurance that any of these Funds will achieve its investment objective. Each Fund's net asset value fluctuates based upon changes in the value of its portfolio securities.

                              --------------------
                               Prospectus Page 9

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                        INVESTMENT PHILOSOPHY & PROCESS
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

In seeking to balance capital growth with current income, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and the Mitchell Hutchins Factor Valuation Model. In order to fulfill the income component, the Fund normally invests at least 65% of its total assets in dividend-paying stocks.

The Model screens a universe of small to large cap companies from ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

The equity securities in the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank in the top 20% of the Model's universe based on value and momentum. The Team applies traditional fundamental analysis and may speak to the management of these companies, as well as to the management of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

MID CAP FUND

In selecting mid cap equity securities with long-term capital appreciation potential, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and the Mitchell Hutchins Factor Valuation Model. The Model screens a universe of companies from ten business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and prices to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

The equity securities in the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that meet the capitalization requirements of the Fund and that rank in the top 20% of the Model's universe based on value and momentum. The Team applies traditional fundamental analysis and may speak to the management of these companies, as well as to the management their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund.

SMALL CAP FUND

In selecting small cap equity securities with the potential for capital appreciation, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Factor Valuation Model and the Mitchell Hutchins Equity Research Team. The Model screens a universe of small to large cap companies from ten different business sectors to identify undervalued companies with strong earnings momentum that rank well in three measures:

o VALUE: projected dividends, cash flow, earnings and book value;

o MOMENTUM: earnings and price to identify companies that could surprise on the upside; and

o ECONOMIC SENSITIVITY: to forecast how different equity securities and industries may perform under various economic scenarios.

Through this screening process, the Model identifies the equity securities of small cap companies ranking in the top 20% of the universe based on value and momentum. Then the Team applies traditional fundamental analysis on the equity securities of these small cap companies. The Team may speak to the management of these companies, as well as to the management of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic

                              --------------------
                               Prospectus Page 10

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

GROWTH FUND

In selecting equity securities with the potential for above-average growth in earnings, cash flow and/or book value that are selling at a reasonable value relative to that growth, Mitchell Hutchins follows a disciplined investment process that relies on the Mitchell Hutchins Equity Research Team and combines a "bottom-up," stock-by-stock approach with a modified, growth-oriented Mitchell Hutchins Factor Valuation Model. The Fund can invest in companies with large market capitalizations, medium-sized companies and smaller companies that are aggressively expanding their businesses. This flexibility allows the Fund to invest more of its assets in companies that have greater earnings growth potential regardless of their market capitalizations. When investing in small cap companies, the Team places more emphasis on the trading volume of the company's stock.

The modified, growth-oriented Model, which the Team generally utilizes as part of the stock selection process, screens a universe of small to large capitalization companies from ten different business sectors to identify companies that rank especially well on growth variables, including earnings momentum, stock price movement, economic sensitivity and other growth factors.

The equity securities in the Model's universe are screened twice a month. Then the Team takes a closer look at those equity securities that rank in the top 20% of the Model's universe based on earnings growth. The Team applies traditional fundamental analysis and may speak to the management of these companies, as well as to the management of their competitors. Based on the Team's findings in the context of Mitchell Hutchins' economic forecast, Mitchell Hutchins decides whether to purchase or sell equity securities for the Fund. In seeking capital appreciation, the Fund would also invest in bonds when, for instance, Mitchell Hutchins anticipates that market interest rates may decline or credit factors or ratings affecting particular issuers may improve.

                              --------------------
                               Prospectus Page 11

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                                  PERFORMANCE
--------------------------------------------------------------------------------

These charts show the total returns for the Funds by calendar year. Sales charges have not been deducted from total returns for Class A, B and C shares. Returns would be lower if sales charges were deducted. Average annual total returns both before and after deducting the maximum sales charges are shown below in the tables that follow the performance charts. Past results are not a guarantee of future results. Mid Cap Fund had no Class Y shares outstanding during the calendar years shown.

GROWTH AND INCOME FUND

                           [Bar Chart Appears Here]


                   Class A         Class B         Class C        Class Y
                   -------         -------         -------        -------

1988                17.83%            --               --             --
1989                24.59%            --               --             --
1990                -1.01%            --               --             --
1991                35.34%          17.85%             --             --
1992                 3.90%           3.09%            9.58%          5.15%
1993                -2.59%          -3.31%           -3.30%         -2.31%
1994                -5.87%          -6.62%           -6.61%         -5.57%
1995                33.21%          32.18%           32.21%         33.63%
1996                23.46%          22.55%           22.55%         23.81%
1997                31.86%          30.79%           30.77%         32.56%


The 1991 return for Class B shares represents the period from inception on July 1, 1991 through December 31, 1991. The 1992 return for Class C shares represents the period from inception on July 2, 1992 through December 31, 1992. The 1992 return for Class Y shares represents the period from inception on February 12, 1992 through December 31, 1992.

AVERAGE ANNUAL RETURNS
  As of August 31, 1998
                                       CLASS A      CLASS B      CLASS C      CLASS Y
                                      ----------   ----------   ----------   ----------
Inception Date.....................    12/20/83      7/1/91       7/2/92      2/12/92
ONE YEAR
  Before deducting maximum sales
     charges.......................    (3.51)%      (4.28)%      (4.23)%      (3.24)%
  After deducting maximum sales
     charges.......................    (7.85)%      (8.67)%      (5.11)%      (3.24)%

FIVE YEARS
  Before deducting maximum sales
     charges.......................     13.67%       12.79%       12.81%       13.98%
  After deducting maximum sales
     charges.......................     12.63%       12.54%       12.81%       13.98%

TEN YEARS (OR LIFE OF CLASS)
  Before deducting maximum sales
     charges.......................     12.74%       11.25%       11.18%       10.80%
  After deducting maximum sales
     charges.......................     12.22%       11.25%       11.18%       10.80%

                              --------------------
                               Prospectus Page 12

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

MID CAP FUND

                           [Bar Chart Appears Here]


                   Class A         Class B          Class C
                   -------         -------          -------

1992                 9.95%           9.30%           17.66%
1993                16.10%          15.19%           15.20%
1994                -1.36%          -2.03%           -2.13%
1995                28.79%          27.73%           27.82%
1996                17.87%          17.01%           16.98%
1997                15.14%          14.28%           14.39%

The 1992 returns for each class represent the period from its inception to December 31, 1992. The inception date for Class A and B shares was April 7, 1992. The inception date for Class C shares was July 2, 1992. The Fund did not have any Class Y shares outstanding during the calendar year 1997. Mitchell Hutchins assumed all investment management responsibilities for the Fund on May 1, 1998. Prior to that date, the Fund's assets were managed by a sub-adviser. Thus, while past performance is never a guarantee of future results, information for period prior to that date may be less relevant than otherwise would be the case.

AVERAGE ANNUAL TOTAL RETURNS
  As of August 31, 1998
                                       CLASS A      CLASS B      CLASS C      CLASS Y
                                      ----------   ----------   ----------   ----------
Inception Date.....................     4/7/92       4/7/92       7/2/92      3/17/98

ONE YEAR
  Before deducting maximum sales
     charges.......................    (20.28)%     (20.91)%     (20.89)%       N/A
  After deducting maximum sales
     charges.......................    (23.88)%     (23.20)%     (21.33)%       N/A

FIVE YEARS
  Before deducting maximum sales
     charges.......................     8.21%        7.39%        7.38%         N/A
  After deducting maximum sales
     charges.......................     7.21%        7.18%        7.38%         N/A

LIFE OF CLASS
  Before deducting maximum sales
     charges.......................     9.33%        8.50%        10.14%      (26.82)%
  After deducting maximum sales
     charges.......................     8.55%        8.50%        10.14%      (26.82)%

                              --------------------
                               Prospectus Page 13

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

SMALL CAP FUND

                           [Bar Chart Appears Here]


                     Class A         Class B          Class C        Class Y
                     -------         -------          -------        -------

2/1/99 - 12/31/93      7.68%           6.91%            6.97%           --
1994                  -1.20%          -1.96%           -1.96%           --
1995                  16.81%          15.90%           15.84%           --
1996                  17.45%          16.50%           16.52%         15.51%
1997                  27.38%          26.45%           26.47%         27.81%

The 1993 returns for Class A, Class B and Class C shares represent the period from inception on February 1, 1993 through December 31, 1993. The 1996 return for Class Y shares represents the period from inception on July 26, 1996 through December 31, 1996. Mitchell Hutchins assumed all investment management responsibilities for the Fund on April 1, 1996. Prior to that date, the Fund's assets were managed by a sub-adviser. Thus, while past performance is never a guarantee of future results, information for the period prior to that date may be less relevant than otherwise would be the case.

AVERAGE ANNUAL RETURNS
  As of July 31, 1998
                                       CLASS A      CLASS B      CLASS C      CLASS Y
                                      ----------   ----------   ----------   ----------
Inception Date.....................     2/1/93       2/1/93       2/1/93      7/26/96

ONE YEAR
  Before deducting maximum sales
     charges.......................     8.45%        7.60%        7.61%        8.74%
  After deducting maximum sales
     charges.......................     3.58%        2.69%        6.63%        8.74%

FIVE YEARS
  Before deducting maximum sales
     charges.......................     12.74%       11.90%       11.88%        N/A
  After deducting maximum sales
     charges.......................     11.71%       11.64%       11.88%        N/A

LIFE
  Before deducting maximum sales
     charges.......................     11.98%       11.14%       11.12%       21.58%
  After deducting maximum sales
     charges.......................     11.05%       11.03%       11.12%       21.58%

                              --------------------
                               Prospectus Page 14

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

GROWTH FUND

                           [Bar Chart Appears Here]


                   Class A         Class B         Class C        Class Y
                   -------         -------         -------        -------

1988                22.05%            --               --             --
1989                34.27%            --               --             --
1990                -7.72%            --               --             --
1991                47.61%          22.18%             --           12.21%
1992                 4.15%           3.30%           12.73%          4.42%
1993                19.17%          18.26%           18.19%         19.47%
1994               -10.90%         -11.61%          -11.58%        -10.64%
1995                33.02%          31.95%           32.00%         33.40%
1996                14.11%          13.24%           13.18%         14.48%
1997                17.01%          16.17%           16.13%         17.32%


The 1991 return for Class B shares represents the period from inception on July 1, 1991 through December 31, 1991. The 1992 return for Class C shares represents the period from inception on July 2, 1992 through December 31, 1992. The 1991 return for Class Y shares represents the period from inception on August 26, 1991 through December 31, 1991.

AVERAGE ANNUAL RETURNS
  As of August 31, 1998
                                       CLASS A      CLASS B      CLASS C      CLASS Y
                                      ----------   ----------   ----------   ----------
Inception Date.....................    3/18/85       7/1/91       7/2/92      8/26/91
ONE YEAR
  Before deducting maximum sales
     charges.......................     3.37%        2.55%        2.59%        3.61%
  After deducting maximum sales
     charges.......................    (1.27)%      (1.21)%       1.83%        3.61%

FIVE YEARS
  Before deducting maximum sales
     charges.......................     10.06%       9.20%        9.21%        10.37%
  After deducting maximum sales
     charges.......................     9.05%        8.94%        9.21%        10.37%

TEN YEARS (OR LIFE OF CLASS)
  Before deducting maximum sales
     charges.......................     13.75%       11.41%       11.17%       11.31%
  After deducting maximum sales
     charges.......................     13.23%       11.41%       11.17%       11.31%

                              --------------------
                               Prospectus Page 15

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

PERFORMANCE INFORMATION

The Funds perform a standardized computation of annualized total return and may show this return in advertisements or promotional materials. Standardized return shows the change in value of an investment in a Fund as a steady compound annual rate of return. Actual year-by-year returns fluctuate and may be higher or lower than standardized return. Standardized returns for Class A shares of the Funds reflect deduction of the Funds' maximum initial sales charge of 4.5% at the time of purchase, and standardized returns for the Class B and Class C shares of the Funds reflect deduction of the applicable contingent deferred sales charge imposed on the sale of shares held for the period. One-, five- and ten-year periods will be shown, unless the Fund or class has been in existence for a shorter period. If so, returns will be shown for the period since inception, known as "Life." Total return calculations assume reinvestment of dividends and other distributions.

The Funds may use other total return presentations in conjunction with standardized return. These may cover the same or different periods as those used for standardized return and may include cumulative returns, average annual rates, actual year-by-year rates or any combination thereof. Non-standardized return does not reflect initial or contingent deferred sales charges and would be lower if such charges were deducted.

Total return information reflects past performance and does not indicate future results. The investment return and principal value of shares of the Funds will fluctuate. The amount investors receive when selling shares may be more or less than what they paid. Further information about each Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund, your PaineWebber investment executive or PaineWebber's correspondent firms or by calling toll-free 1-800-647-1568.

--------------------------------------------------------------------------------
                             THE FUNDS' INVESTMENTS
--------------------------------------------------------------------------------

EQUITY SECURITIES include common stocks, preferred stocks and securities that are convertible into them, including convertible debentures and notes and common stock purchase warrants and rights. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation.

Preferred stock has certain fixed-income features, like a bond, but is actually equity in a company, like common stock. Convertible securities may include debentures, notes and preferred equity securities, which are convertible into common stock.

BONDS (including notes and debentures) are used by corporations and governments to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Bonds have varying degrees of investment risk and varying levels of sensitivity to changes in interest rates.

RISKS

Under normal circumstances, each Fund invests primarily in equity securities. Following is a discussion of the risks of these investments and other risks that are common to each Fund:

EQUITY SECURITIES. While past performance does not guarantee future results, equity securities historically have provided the greatest long-term growth potential in a company. However, their prices generally fluctuate more than other securities and reflect changes in a company's financial condition and overall market and economic conditions. Common stocks generally represent the riskiest investment in a company. It is possible that a Fund may experience a substantial or complete loss on an individual equity investment.

FOREIGN SECURITIES. Each Fund may invest a portion of its assets in U.S. dollar-denominated securities of foreign companies that are traded on recognized U.S. exchanges or in the U.S. OTC market. Investing in the securities of foreign companies may involve more risks than investing in securities of U.S. companies. Their value is subject to economic and political developments in the countries where the companies operate and to changes in foreign currency values. Values may also be affected by foreign tax laws, changes in foreign economic or monetary policies, exchange control regulations and regulations involving prohibitions on the repatriation of foreign currencies.

In general, less information may be available about foreign companies than about U.S. companies, and foreign companies are generally not subject to the same accounting, auditing and financial reporting standards as are U.S. companies.

                              --------------------
                               Prospectus Page 16

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

INTEREST RATE AND CREDIT RISKS. Bonds are subject to interst rate risk and credit risk. Interest rate risk is the risk that interest rates will rise and bond prices will fall, lowering the value of a Fund's bond investments. Long-term bonds are generally more sensitive to interest rate changes than short-term bonds. Credit risk is the risk that the issuer or a guarantor may be unable to pay interest or repay principal on the bond. Credit risk can be affected by many factors, including adverse changes in the issuer's own financial condition or in economic conditions.

BOND RATINGS; NON-INVESTMENT GRADE (LOWER-RATED) BONDS. Investment grade bonds are those rated within the four highest categories by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"), or Moody's Investors Service, Inc. ("Moody's"). Moody's fourth highest category (Baa) includes securities which, in its opinion, have speculative features. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated debt instruments. The Funds may also invest in securities that are comparably rated by another ratings agency and in unrated securities if they are deemed to be of comparable quality. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the volatility of a bond's value or its liquidity. There is a risk that bonds will be downgraded by rating agencies. The ratings agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates.

Bonds rated below investment grade are deemed by the ratings agencies to be predominantly speculative regarding the issuer's ability to pay principal and interest and may involve major risk exposure to adverse economic conditions. They are also known as "junk bonds." During an economic downturn or period of rising interest rates, issuers of these securities may experience financial stress that adversely affects their ability to pay interest and principal and may increase the possibility of default. Lower-rated bonds are frequently unsecured by collateral and will not receive payment until more senior claims are paid in full. The market for lower-rated bonds is thinner and less active, which may limit the Funds' ability to sell such bonds at a fair value in response to changes in the economy or financial markets.

Growth and Income Fund may invest up to 10% of its total assets in non-investment grade convertible securities rated as low as B by S&P or Moody's or comparably rated by another ratings agency.

Mid Cap Fund may only purchase investment grade bonds.

Small Cap Fund may invest up to 10% of its total assets in non-investment grade convertible securities rated as low as B by S&P or Moody's or comparably rated by another ratings agency.

Growth Fund may invest up to 10% of its total assets in non-investment grade bonds and convertible securities rated as low as B+ by S&P, B1 by Moody's or comparably rated by another ratings agency.

DERIVATIVES. Some of the instruments in which the Funds may invest may be referred to as "derivatives," because their value depends on (or "derives" from) the value of an underlying asset, reference rate or index. These instruments include options, futures contracts and similar instruments that may be used in hedging strategies. There is only limited consensus as to what constitutes a "derivative" security. The market value of derivative instruments and securities sometimes is more volatile than that of other investments, and each type of derivative instrument may pose its own special risks. Mitchell Hutchins takes these risks into account in its management of the Funds.

COUNTERPARTIES. The Funds may be exposed to the risk of financial failure or insolvency of another party. To help lessen those risks, Mitchell Hutchins, subject to the supervision of the respective boards of trustees, monitors and evaluates the creditworthiness of the parties with which each Fund does business.

YEAR 2000 RISKS. Like other mutual funds and other financial and business organizations around the world, the Funds could be adversely affected if the computer systems used by Mitchell Hutchins, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each Fund's other major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on a Fund.

Similarly, the companies in which the Funds invest and trading systems used by the Funds could be adversely affected by the Year 2000 Issue. The ability of a company or trading system to respond successfully to the Year 2000 Issue requires both technological sophistication and diligence, and there can be no assurance that any steps taken will be sufficient to avoid an adverse impact.

                                   *  *  *  *

                              --------------------
                               Prospectus Page 17

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

In addition to these general risks, Mid Cap Fund and Small Cap Fund are also subject to the following risk consideration:

MID CAP AND SMALL CAP COMPANIES. These companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources and may be dependent on a relatively small management group. Securities of such companies may be less liquid and more volatile than securities of larger companies or the market averages in general and, therefore, may involve greater risk than investing in larger companies. In addition, these companies may not be well-known to the investing public, may not have institutional ownership and may have only cyclical, static or moderate growth prospects.

INVESTMENT TECHNIQUES AND STRATEGIES

STRATEGIES USING DERIVATIVE INSTRUMENTS. Each Fund may use certain instruments, which may include options (both exchange traded and OTC) and futures contracts in strategies intended to reduce the overall risk of its investments ("hedge"). New financial products and risk management techniques continue to be developed and may be used if consistent with the Funds' investment objectives and policies. The Statement of Additional Information for the Funds contains further information on these strategies.

The Funds might not use any derivative instruments, and there can be no assurance that any strategy will succeed. If Mitchell Hutchins is incorrect in its judgment on market values, interest rates or other economic factors in using a derivative instrument or strategy, a Fund may have lower net income and a net loss on the investment. Each strategy involves certain risks, which include:

o the fact that the skills needed to use derivative instruments are different from those needed to select securities for the Funds,

o the possibility of imperfect correlation, or even no correlation, between price movements of derivative instruments used in hedging strategies and price movements of the securities being hedged,

o possible constraints placed on a Fund's ability to purchase or sell portfolio investments at advantageous times due to the need for the Fund to maintain "cover" or to segregate securities, and

o the possibility that the Fund is unable to close out or liquidate its position.

LENDING PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified broker-dealers or institutional investors in an amount up to 33 1/3% of its total assets. Lending securities enables a Fund to earn additional income, but could result in a loss or delay in recovering these securities.

PORTFOLIO TURNOVER. Each Fund's portfolio turnover rate may vary greatly from year to year and will not be a limiting factor when Mitchell Hutchins deems portfolio changes appropriate. A higher turn-over rate (100% or more) for a Fund will involve correspondingly greater transaction costs, which will be borne directly by the Fund, and may increase the potential for short-term capital gains.

DEFENSIVE AND TEMPORARY POSITIONS. When Mitchell Hutchins believes that unusual market or economic circumstances warrant a defensive posture, a Fund may temporarily commit all or any portion of its assets to cash or investment grade money market instruments, including repurchase agreements. Each Fund may invest up to 35% of its total assets in investment grade money market instruments and/or cash for liquidity purposes, to reinvest cash collateral from securities lending or pending investment in other securities.

Repurchase agreements are transactions in which a Fund purchases obligations from a bank or securities dealer or its affiliates and simultaneously commits to resell the obligations to that counterparty, usually no more than seven days after purchase. Repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying obligations. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper and corporate bonds) may be subject to special risks and may not have the benefit of certain protections in the event of the counterparty's insolvency. If the seller or guarantor becomes insolvent, a Fund may suffer delays, costs and possible losses.

ILLIQUID SECURITIES. Each Fund may invest up to 10% of its net assets (15% for Small Cap Fund) in illiquid securities. These include certain cover for OTC options and securities whose disposition is restricted under the federal securities laws. The Funds do not consider securities that are eligible for resale pursuant to SEC Rule 144A to be illiquid securities if Mitchell Hutchins has determined such securities to be liquid, based upon the trading markets for the securities under procedures approved by the boards. The lack of a secondary market for illiquid securities may make it more difficult for a Fund to assign a value to those securities for purposes of valuing its portfolio and calculating its net asset value.

OTHER INFORMATION. Each Fund may purchase securities on a when-issued basis or may purchase or sell securities for delayed delivery. A Fund generally would not pay for such securities or start earning interest on

                              --------------------
                               Prospectus Page 18

                         ------------------------------

PaineWebber Growth and Income Fund   Mid Cap Fund   Small Cap Fund   Growth Fund

them until they are delivered, but it would immediately assume the risks of ownership, including the risk of price fluctuation.

Each Fund may borrow money for temporary or emergency purposes but not in excess of 10% of its total assets, including reverse repurchase agreements up to an aggregate value of 5% (10% for Small Cap Fund) of its net assets.

--------------------------------------------------------------------------------
                        FLEXIBLE PRICING(Service Mark)
--------------------------------------------------------------------------------

Each Fund offers through this Prospectus four classes of shares that differ in terms of sales charges and expenses. An eligible investor can select the class that is best suited to his or her investment needs, based upon the holding period and the amount of investment.

CLASS A SHARES

HOW PRICE IS CALCULATED: The price is the net asset value plus the initial sales charge (the maximum is 4.5% of the public offering price) next calculated after PaineWebber's New York City headquarters or PFPC Inc., the Funds' transfer agent ("Transfer Agent"), receives the purchase order. Although investors pay an initial sales charge when they buy Class A shares, the ongoing expenses for this class are lower than those of Class B and Class C shares. Class A shares sales charges are calculated as follows:

                                             SALES CHARGE AS A PERCENTAGE OF:           DISCOUNT TO SELECTED
                                         ----------------------------------------       DEALERS AS PERCENTAGE
AMOUNT OF INVESTMENT                     OFFERING PRICE       NET AMOUNT INVESTED       OF OFFERING PRICE
-----------------------------------      --------------       -------------------       ---------------------
Less than $50,000..................           4.50%                   4.71%                      4.25%
$50,000 to $99,999.................           4.00                    4.17                       3.75
$100,000 to $249,999...............           3.50                    3.63                       3.25
$250,000 to $499,999...............           2.50                    2.56                       2.25
$500,000 to $999,999...............           1.75                    1.78                       1.50
$1,000,000 and over(1).............           None                    None                       1.00(2)

------------------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. However, Class A shares representing reinvestment of any dividends or other distributions are not subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan are not subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS AND WAIVERS

Investors purchasing Class A shares in more than one PaineWebber mutual fund may combine those purchases to get a reduced sales charge. Investors who already own Class A shares in one or more PaineWebber mutual funds may combine the amount they are currently purchasing with the value of such previously owned shares to qualify for a reduced sales charge. To determine the sales charge reduction, please refer to the chart above.

Investors may also qualify for a reduced sales charge when they combine their purchases with those of:

o their spouses, parents or children under age 21;

o their Individual Retirement Accounts (IRAs);

o certain employee benefit plans, including 401(k) plans;

o any company controlled by the investor;

o trusts created by the investor;

o Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by the investor or group of investors for the benefit of the investors' children; or

o accounts with the same adviser.

Employers who own Class A shares for one or more of their qualified retirement plans may also qualify for the reduced sales charge.

                              --------------------
                               Prospectus Page 19

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

The sales charge will not apply when the investor:

o is an employee, director, trustee or officer of PaineWebber, its affiliates or any PaineWebber mutual fund;

o is the spouse, parent or child of any of the above;

o buys these shares through a PaineWebber investment executive who was formerly employed as a broker with a competing brokerage firm that was registered as a broker-dealer with the SEC; and

     o the investor was the investment executive's client at the competing brokerage firm;

     o within 90 days of buying Class A shares in a Fund, the investor sells shares of one or more mutual funds that (a) were principally underwritten by the competing brokerage firm or its affiliates and (b) the investor either paid a sales charge to buy those shares, paid a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

     o the amount that the investor purchases does not exceed the total amount of money the investor received from the sale of the other mutual fund;

o is a certificate holder of unit investment trusts sponsored by PaineWebber and has elected to have dividends and other distributions from that investment automatically invested in Class A shares;

o is an employer establishing an employee benefit plan qualified under section 401, including a salary reduction plan qualified under section 401(k), or a custodial account under section 403(b) of the Internal Revenue Code ("Code") (each a "qualified plan"). (This waiver is subject to minimum requirements, with respect to the number of employees and investment amount, established by Mitchell Hutchins. Currently, the plan must have 50 or more eligible employees and at least $1 million in plan assets.) For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested;

o is a participant in the PaineWebber Members Only Program(Trademark). For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested;

o is a variable annuity offered only to qualified plans. For investments made pursuant to this waiver. Mitchell Hutchins may make payments out of its own resources to PaineWebber and to the variable annuity's sponsor, adviser or distributor in a total amount not to exceed 1% of the amount invested;

o acquires Class A shares through an investment program that is not sponsored by PaineWebber or its affiliates and that charges participants a fee for program services, provided that the program sponsor has entered into a written agreement with PaineWebber permitting the sale of Class A shares at net asset value to that program. For investments made pursuant to this waiver, Mitchell Hutchins may make a payment to PaineWebber out of its own resources in an amount not to exceed 1% of the amount invested. For subsequent investments or exchanges made to supplement a rebalancing feature of such an investment program, the minimum subsequent investment requirement is also waived;

o acquires Class A shares in connection with a reorganization pursuant to which a Fund acquires substantially all of the assets and liabilities of another investment company in exchange solely for shares of the Fund; or

o acquires Class A shares in connection with the disposition of proceeds from the sale of shares of Managed High Yield Plus Fund Inc. that were acquired during that fund's initial public offering of shares and that met certain other conditions described in its prospectus.

For more information on how to get any reduced sales charge, investors should contact a PaineWebber investment executive or a correspondent firm or call 1-800-647-1568. Investors must provide satisfactory information to PaineWebber or the Fund if they seek any of these sales charge reductions or waivers.

CLASS B SHARES

HOW PRICE IS CALCULATED: The price is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses investors pay for Class B shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class B shares, 100% of their purchase is immediately invested.

Depending on how long they own their Fund investment, investors may have to pay a sales charge when they sell their Fund shares. This sales charge is called a "contingent deferred sales charge." The amount of the charge depends on how long the investor owned the shares. The sales charge is calculated by multiplying the offering price (net asset value of the shares at the time of purchase) or the net asset value at the time of sale by the shareholder, whichever is less, by the percentage shown on the following table. Investors who

                              --------------------
                               Prospectus Page 20

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

own shares for more than six years do not have to pay a sales charge when selling those shares.

    IF THE INVESTOR        PERCENTAGE BY WHICH THE SHARES'
  SELLS SHARES WITHIN:     NET ASSET VALUE IS MULTIPLIED:
------------------------   -------------------------------
1st year since purchase            5%
2nd year since purchase            4
3rd year since purchase            3
4th year since purchase            2
5th year since purchase            2
6th year since purchase            1
7th year since purchase           None

CONVERSION OF CLASS B SHARES

Class B shares automatically convert to the appropriate number of Class A shares of equal dollar value after the investor has owned them for six years. Dividends and other distributions paid to the investor by the Fund in the form of additional Class B shares will also convert to Class A shares on a pro-rata basis. This benefits shareholders because Class A shares have lower ongoing expenses than Class B shares. If the investor has exchanged Class B shares between PaineWebber funds, the Fund uses the purchase date at which the initial investment was made to determine the conversion date.

MINIMIZING THE CONTINGENT DEFERRED SALES CHARGE

When investors sell Class B shares they have owned for less than six years, the Fund automatically will minimize the sales charge by assuming the investors are selling:

o First, Class B shares owned through reinvested dividends and capital gain distributions; and

o Second, Class B shares held in the portfolio the longest.

WAIVERS OF THE CONTINGENT DEFERRED SALES CHARGE

The contingent deferred sales charge will not apply to:

o sales of shares under a Fund's Systematic Withdrawal Plan (investors may not withdraw annually more than 12% of the value of the Fund account under the
  Plan);

o a distribution from an IRA, a self-employed individual retirement plan ("Keogh Plan") or a custodial account under section 403(b) of the Code (after the investor reaches age 59 1/2);

o a tax-free return of an excess IRA contribution;

o a tax-qualified retirement plan distribution following retirement; or

o Class B shares sold within one year of an investor's death if the investor owned the shares at the time of death either as the sole shareholder or with his or her spouse as a joint tenant with the right of survivorship.

Investors must provide satisfactory information to PaineWebber or the Funds if they seek any of these waivers.

CLASS C SHARES

HOW PRICE IS CALCULATED: The price of Class C shares is the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. The ongoing expenses of Class C shares are higher than those of Class A shares. Because investors do not pay an initial sales charge when they buy Class C shares, 100% of their purchase is immediately invested. Class C shares never convert to any other class of shares.

A contingent deferred sales charge of 1% of the net asset value of the shares at the time of purchase or sale, whichever is less, is charged on sales of shares made within one year of the purchase date. Other PaineWebber mutual funds may impose a different contingent deferred sales charge on Class C shares sold within one year of the purchase date. A sale of Class C shares acquired through an exchange and held less than one year will be subject to the same contingent deferred sales charge that would have been imposed on the Class C shares of the PaineWebber mutual fund originally purchased. Class C shares representing reinvestment of any dividends or capital gains will not be subject to the 1% charge. Withdrawals under the Systematic Withdrawal Plan also will not be subject to this charge. However, investors may not withdraw more than 12% of the value of the Fund account under the Plan in the first year after purchase.

CLASS Y SHARES

HOW PRICE IS CALCULATED: Eligible investors may purchase Class Y shares at the net asset value next calculated after PaineWebber's New York City headquarters or the Transfer Agent receives the purchase order. Because investors do not pay an initial sales charge when they buy Class Y shares, 100% of their purchase is immediately invested. No contingent deferred sales charge is imposed on Class Y shares, and the ongoing expenses for Class Y shares are lower than for the other classes because Class Y shares are not subject to 12b-1 distribution or service fees.

LIMITED GROUPS OF INVESTORS. Only the following investors are eligible to buy Class Y shares:

o a participant in the PW Program listed below, when Class Y shares are purchased through that PW Program;

                              --------------------
                               Prospectus Page 21

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

o an investor who buys $10 million or more at any one time in any combination of PaineWebber mutual funds in the Flexible Pricing(Service Mark) System;

o a qualified plan that has either

     o 5,000 or more eligible employees or

     o $50 million or more in assets;

o an investment company advised by PaineWebber or an affiliate of PaineWebber;
  and

o for Growth and Income Fund and Growth Fund, the trustee of the PaineWebber 401(k) Plus Plan ("PW 401(k) Plan"), formerly known as PaineWebber Savings Investment Plan.

PACE MULTI-ADVISOR PROGRAM: An investor who participates in the PACE Multi-Advisor Program is eligible to purchase Class Y shares. The PACE Multi-Advisor Program is an advisory program sponsored by PaineWebber that provides comprehensive investment services, including investor profiling, a personalized asset allocation strategy using an appropriate combination of funds, and a quarterly investment performance review. Participation in the PACE Multi-Advisor Program is subject to payment of an advisory fee at the effective maximum annual rate of 1.5% of assets. Employees of PaineWebber and its affiliates are entitled to a waiver of this fee.

Please contact your PaineWebber investment executive or PaineWebber's correspondent firms for more information concerning mutual funds that are available through the PACE Multi-Advisor Program.

PURCHASES BY THE TRUSTEE OF THE PW 401(K) PLAN

Class Y shares of Growth Fund and Growth and Income Fund also are offered for sale to the "trustee of the PW 401(k) Plan, a defined contribution plan sponsored by Paine Webber Group Inc. ("PWGroup"). The trustee of the PW 401(k) Plan purchases and sells Class Y shares to implement the investment choices of individual plan participants with respect to their PW 401(k) Plan contributions. Individual plan participants should consult the Plan Information Statement and Summary Plan Description of the PW 401(k) Plan (collectively, "Plan Documents") for a description of the procedures and limitations applicable to making and changing investment choices.

Copies of the Plan Documents are available from the Benefits Connection, 100 Halfday Road, Lincolnshire, IL 60069 or by calling 1-888-PWebber
(1-888-793-2237).

As described in the Plan Documents, the average net asset value per share at which Class Y shares of Growth Fund and Growth and Income Fund are purchased or sold by the trustee of the PW 401(k) Plan for the accounts of individual participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the PW 401(k) Plan.

--------------------------------------------------------------------------------
                               HOW TO BUY SHARES
--------------------------------------------------------------------------------

Prices are calculated for each class of a Fund's shares once each Business Day, at the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m., Eastern time). Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day. A "Business Day" is any day, Monday through Friday, on which the NYSE is open for business.

The Funds and Mitchell Hutchins reserve the right to reject any purchase order and to suspend the offering of Fund shares for a period of time.

When placing an order to buy shares, investors should specify which class of shares they want to buy. If investors fail to specify the class, they will automatically receive Class A shares, which include an initial sales charge. Investors in Class Y shares must provide satisfactory information to PaineWebber or an individual Fund that they are eligible to purchase Class Y shares.

PAINEWEBBER CLIENTS

Investors who are PaineWebber clients may buy shares through PaineWebber investment executives or its correspondent firms. Investors may buy shares in person, by mail, by telephone or by wire (the minimum wire purchase is $1 million). PaineWebber investment executives and correspondent firms are responsible for promptly sending investors' purchase orders to PaineWebber's New York City headquarters.

Investors may pay for their purchases with checks drawn on U.S. banks or with funds they have in their brokerage accounts at PaineWebber or its correspondent firms.

                              --------------------
                               Prospectus Page 22

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

OTHER INVESTORS

Investors who are not PaineWebber clients may purchase Fund shares and set up an account through the Transfer Agent (PFPC Inc.) by completing and signing an account application which you may obtain by calling 1-800-647-1568. The application and check must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

New investors to PaineWebber may complete and sign an account application and mail it along with a check. Investors may also open an account in person.

Investors who already have money invested in a PaineWebber mutual fund, and want to invest in another PaineWebber mutual fund, can:

o mail an application with a check; or

o open an account by exchanging from another PaineWebber mutual fund.

Investors do not have to send an application when making additional investments in the Fund.

MINIMUM INVESTMENTS

To open an account.................   $1,000
To add to an account...............   $  100


A Fund may waive or reduce these minimums for:

o employees of PaineWebber or its affiliates;

o participants in certain pension plans, retirement accounts, unaffiliated investment programs or the Fund's automatic investment plan; or

o transactions in Class A and Class Y shares made in certain investment programs.

HOW TO EXCHANGE SHARES

As shareholders, investors have the privilege of exchanging Class A, B and C shares for shares of the same class of most other PaineWebber mutual funds. For classes of shares where no initial sales charge is imposed, a contingent deferred sales charge may apply if the investor sells the shares acquired through the exchange. Class Y shares are not exchangeable.

Exchanges may be subject to minimum investment requirements of the fund into which exchanges are made.

o Investors who purchased their shares through an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by contacting their investment executive in person or by telephone, mail or wire.

o Investors who do not have an account with an investment executive at PaineWebber or one of its correspondent firms may exchange their shares by writing a "letter of instruction" to the Transfer Agent. The letter of instruction must include:

  o the investor's name and address;

  o the Fund's name;

  o the Fund account number;

  o the dollar amount or number of shares to be sold; and

  o a guarantee of each registered owner's signature. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association which is a participant in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the NYSE Medallion Signature Program (MSP). Signature guarantees which are not part of these programs will not be accepted.

The letter must be mailed to PFPC Inc., Attn: PaineWebber Mutual Funds, P.O. Box 8950, Wilmington, DE 19899.

No contingent deferred sales charge is imposed when Class A, B or C shares are exchanged for the corresponding class of shares of other PaineWebber mutual funds. A Fund will use the purchase date of the initial investment to determine any contingent deferred sales charge due when the acquired shares are sold. Fund shares may be exchanged only after the settlement date has passed and payment for the shares has been made. The exchange privilege is available only in those jurisdictions where the sale of the fund shares to be acquired is authorized. This exchange privilege may be modified or terminated at any time and, when required by SEC rules, upon a 60-day notice. See the back cover of this Prospectus for a listing of other PaineWebber mutual funds.

                              --------------------
                               Prospectus Page 23

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                               HOW TO SELL SHARES
--------------------------------------------------------------------------------

Investors can sell (redeem) shares at any time. Shares will be sold at the share price for that class (less any applicable contingent deferred sales charge) as next calculated after the order is received by PaineWebber's New York City headquarters or the Transfer Agent. Share prices are normally calculated at the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time). Prices will be calculated earlier when the NYSE closes early because trading has been halted for the day.

Investors who own more than one class of shares should specify which class they are selling. If they do not, the Fund will assume they are first selling their Class A shares, then Class C, then Class B and last, Class Y.

If a shareholder wants to sell shares that were purchased recently, the Fund may delay payment until it verifies that good payment was received. In the case of purchases by check, this can take up to 15 days.

Investors who have an account with PaineWebber or one of PaineWebber's correspondent firms can sell their shares by contacting their investment executive. Investors who do not have an account and have bought their shares through the Funds' Transfer Agent (PFPC Inc.) may sell shares by writing a "letter of instruction," as detailed in "How to Exchange Shares."

Because the Funds incur certain fixed costs in maintaining shareholder accounts, each Fund reserves the right to purchase back all of its shares in any shareholder account with a net asset value of less than $500. If a Fund elects to do so, it will notify the shareholder of the opportunity to increase the amount invested to $500 or more within 60 days of the notice. The Fund will not purchase back accounts that fall below $500 solely due to a reduction in net asset value per share.

REINSTATEMENT PRIVILEGE

Shareholders who sell their Class A shares may reinstate their Fund account without a sales charge up to the dollar amount sold by purchasing the Fund's Class A shares within 365 days after the sale. To take advantage of this reinstatement privilege, shareholders must notify their investment executive at PaineWebber or one of its correspondent firms at the time of purchase.

--------------------------------------------------------------------------------
                                 OTHER SERVICES
--------------------------------------------------------------------------------

Investors should consult their investment executives at PaineWebber or one of its correspondent firms to learn more about the following services available with respect to the Funds' Class A, Class B and C shares:

AUTOMATIC INVESTMENT PLAN

Investing on a regular basis helps investors meet their financial goals. PaineWebber offers an Automatic Investment Plan with a minimum initial investment of $1,000 through which a Fund will deduct $50 or more on a monthly, quarterly, semiannual or annual basis from the investor's bank account to invest directly in the Fund. In addition to providing a convenient and disciplined manner of investing, participation in the Automatic Investment Plan enables the investor to use the technique of "dollar cost averaging."

SYSTEMATIC WITHDRAWAL PLAN

The Systematic Withdrawal Plan allows investors to set up monthly, quarterly (March, June, September and December), semiannual (June and December) or annual (December) withdrawals from their Fund accounts. Minimum balances and withdrawals vary according to the class of shares:

o CLASS A AND CLASS C SHARES. Minimum value of Fund shares is $5,000; minimum withdrawals of $100.

o CLASS B SHARES. Minimum value of Fund shares is $20,000; minimum monthly, quarterly, semiannual and annual withdrawals of $200, $400, $600 and $800, respectively.

Withdrawals under the Systematic Withdrawal Plan are not subject to a contingent deferred sales charge. Investors may not withdraw more than 12% of the

                              --------------------
                               Prospectus Page 24

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

value of the Fund account when the investor signed up for the Plan (annually for Class B shares; during the first year for Class A and C shares). Shareholders who elect to receive dividends or other distributions in cash may not participate in the Plan.

INDIVIDUAL RETIREMENT ACCOUNTS

Self-Directed IRAs are available through PaineWebber in which purchases of PaineWebber funds and other investments may be made. Investors considering establishing an IRA should review applicable tax laws and should consult their tax advisers.

TRANSFER OF ACCOUNTS

If investors holding shares of a Fund in a PaineWebber brokerage account transfer their brokerage accounts to another firm, the Fund shares will be moved to an account with the Transfer Agent. However, if the other firm has entered into a selected dealer agreement with Mitchell Hutchins relating to the Fund, the shareholder may be able to hold Fund shares in an account with the other firm.

--------------------------------------------------------------------------------
                                   MANAGEMENT
--------------------------------------------------------------------------------

Each Fund is governed by its board of trustees, which oversees the Fund's operations. Each board has appointed Mitchell Hutchins as investment adviser and administrator responsible for the Fund's operations (subject to the authority of the board). The boards, as part of their overall management responsibility, oversee various organizations responsible for the day-to-day management of each Fund.

In accordance with procedures adopted by the boards, brokerage transactions for the Funds may be conducted through PaineWebber or its affiliates and the Funds may pay fees to PaineWebber for its services as lending agent in their portfolio securities lending programs. Personnel of Mitchell Hutchins may engage in securities transactions for their own accounts pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.

ABOUT THE INVESTMENT ADVISER

Mitchell Hutchins, located at 1285 Avenue of the Americas, New York, New York, 10019, is a wholly owned asset management subsidiary of PaineWebber, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On October 31, 1998, Mitchell Hutchins was adviser or sub-adviser of 33 investment companies with 75 separate portfolios and aggregate assets of approximately $42.7 billion.

As investment adviser and administrator for each Fund, Mitchell Hutchins makes and implements all investment decisions and supervises all aspects of each Fund's operations.

Mark A. Tincher is a managing director and chief investment officer of equities of Mitchell Hutchins, responsible for overseeing the management of equity investments. Upon his arrival at Mitchell Hutchins, Mr. Tincher formed the Mitchell Hutchins Equity Research Team. Each analyst on the Team focuses on different industries. As a result, the Team provides PaineWebber Stock Funds with more specialized knowledge of the various industries in which the Funds generally invest. The Team is also assisted by members of Mitchell Hutchins' fixed income groups, who provide input on market outlook, interest rate forecasts and other considerations pertaining to domestic equity and fixed income investments.

GROWTH AND INCOME FUND

Mr. Tincher has been responsible for the day-to-day management of Growth and Income Fund since April 1995. From March 1988 to March 1995, Mr. Tincher worked for Chase Manhattan Private Bank where he was a vice president. Mr. Tincher directed the U.S. funds management and equity research area at Chase and oversaw the management of all Chase U.S. equity funds (the Vista Funds and Trust Investment Funds).

Mr. Tincher was the sole portfolio manager of Vista Growth and Income Fund ("Vista Fund"), with full discretionary authority over the selection of investments, from July 31, 1991 through March 16, 1995. Vista Fund's investment objectives of long-term capital appreciation and dividend income are substantially similar to Growth and Income Fund's investment objective of current income and capital growth. Mr. Tincher used and relied upon the same valuation model and analytical methods when managing the Vista Fund as he now uses for Growth and Income Fund.

                              --------------------
                               Prospectus Page 25

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

The cumulative total return for Vista Fund for the period it was managed by Mr. Tincher was 46.18%; 39.24% after deducting that Fund's maximum sales charge of 4.75%. As of March 31, 1995, the Vista Fund had $1.6 billion in net assets. The chart below shows calendar year total returns for Vista Fund; the 1991 return represents the period from July 31, 1991 when Mr. Tincher took over day-to-day management of the Vista Fund through December 31, 1991. Sales charges have not been deducted from total returns. Returns would be lower if sales charges were deducted.

                           [Bar Chart Appears Here]

                        Mr. Tincher's Term as Manager
                       of Vista Growth and Income Fund


7/31/91 - 12/31/91         9.69%
1992                      15.11%
1993                      12.99%
1994                      -3.41%

Average annual returns both before and after deducting the maximum sales charges are shown in the table below. Average annual returns are for the one- and three-year periods ended December 31, 1994 and the entire period during which Mr. Tincher managed the Vista Fund (July 31, 1991 through March 16, 1995) and are compared with the performance of the Standard & Poor's 500 Composite Stock Price Index for each such period.

                                         VISTA    S&P 500
                                        FUND(1)   INDEX(2)
                                        -------   --------
Mr. Tincher's Term as Manager
  7/31/91 through 3/16/95
Before deducting maximum sales
  charges...........................     11.04%    10.17%
After deducting maximum sales
  charges...........................      9.56%    10.17%

Three Years Ended 12/31/94
Before deducting maximum sales
  charges...........................      7.90%     6.26%
After deducting maximum sales
  charges...........................      6.16%     6.26%

One Year Ended 12/31/94
Before deducting maximum sales
  charges...........................     -3.41%     1.31%
After deducting maximum sales
  charges...........................     -8.00%     1.31%

------------------
1. Average annual returns are for Class A shares and reflect, where applicable the deduction of the maximum sales charge of 4.75%, changes in share prices, reinvestment of dividends and distributions and are net of fund expenses. For the fiscal years ended October 31, 1991 and October 31, 1992, expenses in the amount of 0.51% and 0.03%, respectively, were waived or reimbursed.

2. The Standard & Poor's 500 Composite Stock Price Index ("Index") is an unmanaged index of common stocks that is considered to be generally representative of the United States stock market. The Index is adjusted to reflect reinvestment of dividends. No sales charges are applicable.
------------------

Historical performance is not indicative of future performance. Vista Fund is a separate fund and its historical performance is not indicative of the past or future performance of Growth and Income Fund. S&P 500 Index and Vista Fund performance information calculated by Lipper Analytical Services Inc; used with permission.

MID CAP FUND

Mr. Tincher, Christopher G. Altschul and Antony J. Scott have been primarily responsible for the day-to-day portfolio management of the Fund since May 1, 1998. Mr. Altschul is a first vice president of Mitchell Hutchins and is currently responsible for the quantitative equity valuation model and has various analytical responsibilities. Prior to joining Mitchell Hutchins in April 1995, Mr. Altschul worked as an equity analyst at Chase Manhattan Bank beginning in 1989. Mr. Scott is a first vice president of Mitchell Hutchins and is currently an equity analyst responsible for technology, media, entertainment and medical products industries. Prior to joining Mitchell Hutchins in May 1996, Mr. Scott worked at Morgan Stanley as a research analyst in the technology group beginning in 1992.

SMALL CAP FUND

Donald R. Jones has been primarily responsible for day-to-day portfolio management of Small Cap Fund since April 1996. Mr. Jones is a senior vice president of Mitchell Hutchins. Prior to joining Mitchell Hutchins in February 1996, Mr. Jones was a vice president

                              --------------------
                               Prospectus Page 26

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

in the Asset Management Group of First Fidelity Bancorporation, which he joined in 1983.

GROWTH FUND

Ellen R. Harris has been responsible for the day-to-day portfolio management of Growth Fund since its inception. Ms. Harris is a managing director of Mitchell Hutchins. Prior to joining Mitchell Hutchins in 1983 as a portfolio manager, Ms. Harris served as a vice president and portfolio manager at American General Capital Management (now American Capital Management).

MANAGEMENT FEES & OTHER EXPENSES

The Funds pay Mitchell Hutchins a monthly fee for its services. For the most recently ended fiscal year, the Funds paid advisory fees at the following annual rates (stated as a percentage of average daily net assets).

Growth and Income Fund...........................   0.70%
Mid Cap Fund.....................................   1.00
Small Cap Fund...................................   1.00
Growth Fund......................................   0.75

DISTRIBUTION ARRANGEMENTS

Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Funds' Class Y shares. Under distribution plans for Class A, Class B and Class C shares ("Class A Plan," "Class B Plan" and "Class C Plan," collectively, "Plans"), the Funds pay Mitchell Hutchins:

o Monthly service fees at the annual rate of up to 0.25% of the average daily net assets of each class of shares.

o Monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

Under the Plans, Mitchell Hutchins primarily uses the service fees to pay PaineWebber for shareholder servicing, currently at the annual rate of up to 0.25% of the aggregate investment amounts maintained in each Fund's Class A, Class B and Class C shares by PaineWebber clients. PaineWebber then compensates its investment executives for shareholder servicing that they perform and offsets its own expenses in servicing and maintaining shareholder accounts.

Mitchell Hutchins uses the distribution fees under the Class B and Class C Plans to:

o Offset the commissions it pays to PaineWebber for selling each Fund's Class B and Class C shares, respectively.

o Offset each Fund's marketing costs attributable to such classes, such as preparation, printing and distribution of sales literature, advertising and prospectuses to prospective investors and related overhead expenses, such as employee salaries and bonuses.

PaineWebber compensates investment executives when Class B and Class C shares are bought by investors, as well as on an ongoing basis. Mitchell Hutchins receives no special compensation from any of the Funds or investors at the time Class B or C shares are bought.

Mitchell Hutchins receives the proceeds of the initial sales charge paid when Class A shares are bought and of the contingent deferred sales charge paid upon sales of shares. These proceeds may be used to cover distribution expenses.

The Plans and the related distribution contracts for each class of shares ("Distribution Contracts") specify that each Fund must pay service and distribution fees to Mitchell Hutchins for its activities, not as reimbursement for specific expenses incurred. Therefore, even if Mitchell Hutchins' expenses exceed the service or distribution fees it receives, the Funds will not be obligated to pay more than those fees. On the other hand, if Mitchell Hutchins' expenses are less than such fees, it will retain its full fees and realize a profit. Expenses in excess of service and distribution fees received or accrued through the termination date of any Plan will be Mitchell Hutchins' sole responsibility and not that of the Funds. Annually, the board of each Fund reviews each Plan and Mitchell Hutchins' corresponding expenses for each class separately from the Plans and expenses of the other classes.

                              --------------------
                               Prospectus Page 27

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                            DETERMINING THE SHARES'
                                NET ASSET VALUE
--------------------------------------------------------------------------------

The net asset value of a Fund's shares fluctuates and is determined separately for each class, normally as of the close of regular trading on the NYSE (usually 4:00 p.m., Eastern time) each Business Day. Each Fund's net asset value per share is determined by dividing the value of the securities it holds, plus any cash or other assets, minus all liabilities, by the total number of Fund shares outstanding.

If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, and trading on the NYSE will not resume again that day, each Fund's net asset value per share will be calculated at the time trading was halted.

Each Fund values its assets based on their current market value when market quotations are readily available. If market quotations are not readily available, assets are valued at fair value as determined in good faith by or under the direction of its board. The amortized cost method of valuation generally is used to value debt obligations with 60 days or less remaining to maturity, unless a Fund's board determines that this does not represent fair value. It should be recognized that judgment plays a greater role in valuing lower-rated corporate bonds because there is less reliable, objective data available.

--------------------------------------------------------------------------------
                               DIVIDENDS & TAXES
--------------------------------------------------------------------------------
DIVIDENDS

Mid Cap Fund, Small Cap Fund and Growth Fund each pays an annual dividend, and Growth and Income Fund pays a semiannual dividend, from its net investment income and net short-term capital gain, if any. Each Fund also annually distributes substantially all of its net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any. Each Fund may make additional distributions, if necessary, to avoid a 4% excise tax on certain undistributed income and capital gain. If determined by its board to be in the best interests of its shareholders, Growth and Income Fund may also make additional distributions of net investment income and net short-term capital gain, if any.

Dividends and other distributions paid on each class of shares of a Fund are calculated at the same time and in the same manner. Dividends on Class A, B and C shares of a Fund are expected to be lower than those on its Class Y shares because the other shares have higher expenses resulting from their service fees and, in the case of Class B and Class C shares, their distribution fees. Dividends on Class B and Class C shares of a Fund are expected to be lower than those on its Class A shares because Class B and Class C shares have higher expenses resulting from their distribution fees. Dividends on each class might be affected differently by the allocation of other class-specific expenses. See "General Information."

Each Fund's dividends and other distributions are paid in additional Fund shares of the same class at net asset value, unless the shareholder has requested cash payments. Shareholders who wish to receive dividends and other distributions in cash, either mailed to them by check or credited to their PaineWebber accounts, should contact their investment executives at PaineWebber or one of its correspondent firms or complete the appropriate section of the account application.

TAXES

Each Fund intends to continue to qualify for treatment as a regulated investment company under the Code so that it will not have to pay federal income tax on the part of its investment company taxable income (generally consisting of net investment income and net short-term capital gain) and net capital gain that it distributes to its shareholders.

                              --------------------
                               Prospectus Page 28

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

Dividends from each Fund's investment company taxable income (whether paid in cash or additional shares) are generally taxable to its shareholders as ordinary income. Distributions of each Fund's net capital gain (whether paid in cash or additional shares) are taxable to its shareholders as long-term capital gain, regardless of how long they have held their Fund shares. Under the Taxpayer Relief Act of 1997, as modified by recent legislation, the maximum tax rate applicable to a non-corporate taxpayer's net capital gain recognized on capital assets held for more than one year is 20% (10% for taxpayers in the 15% marginal tax bracket). In the case of a regulated investment company such as a Fund, the relevant holding period is detemined by how long the Fund has held the portfolio securities on which the gain was realized, not how long the shareholders have held their Fund shares.

Shareholders who are not subject to tax on their income generally will not be required to pay tax on distributions from the Funds.

YEAR-END TAX REPORTING

Following the end of each calendar year, each Fund notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) by the Fund that year and any portion of those dividends that qualifies for special tax treatment.

BACKUP WITHHOLDING

Each Fund must withhold 31% of all dividends, capital gain distributions and redemption proceeds payable to individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and capital gain distributions payable to such shareholders who otherwise are subject to backup withholding.

TAXES ON THE SALE OR EXCHANGE OF FUND SHARES

A shareholder's sale (redemption) of Fund shares may result in a taxable gain or loss. This depends upon whether the shareholder receives more or less than the adjusted basis for the shares (which normally includes any initial sales charge paid on Class A shares). An exchange of any Fund's shares for shares of another PaineWebber mutual fund generally will have similar tax consequences. In addition, if a Fund's shares are bought within 30 days before or after selling other shares of that Fund (regardless of class) at a loss, all or a portion of that loss will not be deductible and will increase the basis of the newly purchased shares.

SPECIAL TAX RULES FOR CLASS A SHAREHOLDERS

Special tax rules apply when a shareholder sells (redeems) or exchanges Class A shares within 90 days of purchase and subsequently acquires Class A shares of the same or another PaineWebber mutual fund without paying a sales charge due to the 365-day reinstatement privilege or the exchange privilege. In these cases, any gain on the sale or exchange of the original Class A shares would be increased, or any loss would be decreased, by the amount of the sales charge paid when those shares were bought, and that amount would increase the basis of the PaineWebber mutual fund shares subsequently acquired.

A shareholder will recognize no gain or loss as a result of conversion of Class B shares to Class A shares.

                                   *  *  *  *

The foregoing only summarizes some of the important federal income tax considerations affecting the Funds and their shareholders. Please see the further discussion contained in the Statement of Additional Information. Prospective shareholders are urged to consult their tax advisers.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

ORGANIZATION

GROWTH AND INCOME FUND

Growth and Income Fund is a diversified series of PaineWebber America Fund, an open-end management investment company that was formed on October 31, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

Mid Cap Fund

Mid Cap Fund is a diversified series of PaineWebber Managed Assets Trust, an open-end management investment company that was formed on August 9,


                              --------------------
                               Prospectus Page 29

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

1991, as a business trust under the laws of the Commonwealth of Massachusetts. The trustees have authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SMALL CAP FUND

Small Cap Fund is a diversified series of PaineWebber Securities Trust ("Securities Trust"), an open-end management investment company that was formed on December 3, 1992 as a business trust under the laws of the Commonwealth of Massachusetts. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share. In addition to Small Cap Fund, shares of one other series have been authorized.

GROWTH FUND

Growth Fund is a diversified series of PaineWebber Olympus Fund, an open-end management investment company that was formed on October 31, 1986 as a business trust under the laws of the Commonwealth of Massachusetts. The board has authority to issue an unlimited number of shares of beneficial interest of separate series, par value $0.001 per share.

SHARES

The shares of each Fund are divided into four classes, designated Class A, Class B, Class C and Class Y shares. Each class of shares of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes.

Each share of a Fund is entitled to participate equally in dividends, other distributions and the proceeds of any liquidation of that Fund. However, due to the differing expenses of the classes, dividends on a Fund's Class A, B, C and Y shares will differ.

Although each Fund is offering only its own shares, it is possible that a Fund could become liable for a misstatement in the Prospectus about another Fund. The board of each Fund considered this factor in approving the use of a combined Prospectus.

VOTING RIGHTS

Shareholders of each Fund are entitled to one vote for each full share held and fractional votes for fractional shares held. Voting rights are not cumulative and, as a result, the holders of more than 50% of all the shares of any Fund (or Securities Trust, which has more than one series) may elect all of the trustees of that Fund or of Securities Trust. The shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters affecting only that class, such as the terms of a Plan as it relates to the class. The shares of each series of Securities Trust will be voted separately except where an aggregate vote of all its series is required by law.

SHAREHOLDER MEETINGS

The Funds do not hold annual meetings.

Shareholders of record of no less than two-thirds of the outstanding shares of a Fund or Securities Trust may remove a trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. A meeting will be called to vote on the removal of a trustee at the written request of holders of 10% of a Fund's or Securities Trust's outstanding shares.

REPORTS TO SHAREHOLDERS

Each Fund sends its shareholders audited annual and unaudited semiannual reports, each of which includes a list of the investment securities held by that Fund as of the end of the period covered by the report. The Statement of Additional Information, which is incorporated herein by reference, is available to shareholders upon request.

CUSTODIAN & RECORDKEEPING AGENT;
TRANSFER & DIVIDEND DISBURSING AGENT

State Street Bank and Trust Company, located at One Heritage Drive, North Quincy, Massachusetts 02171, serves as each Fund's custodian and recordkeeping agent. PFPC Inc., a subsidiary of PNC Bank, N.A., serves as each Fund's transfer and dividend disbursing agent. It is located at 400 Bellevue Parkway, Wilmington, DE 19809.

                              --------------------
                               Prospectus Page 30

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 31

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

GROWTH AND INCOME FUND

The following tables provide investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for each of the five years in the period ended August 31, 1998 appearing in the following tables, have been audited by Ernst & Young LLP, independent auditors. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. Information shown below for periods prior to the year ended August 31, 1994 has also been audited by Ernst & Young LLP, independent auditors, whose reports thereon were unqualified.

                                                                GROWTH AND INCOME FUND
                    --------------------------------------------------------------------------------------------------------------
                                                                       CLASS A
                    --------------------------------------------------------------------------------------------------------------
                                                            FOR THE YEARS ENDED AUGUST 31,
                    --------------------------------------------------------------------------------------------------------------
                      1998       1997       1996          1995        1994       1993       1992       1991       1990      1989
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Net asset value,
 beginning of
 period...........  $  30.60   $  24.35   $  22.52      $  20.43    $  20.86   $  20.48   $  19.26   $  15.87    $ 16.50   $ 13.32
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Net investment
 income...........      0.19       0.23       0.22          0.24        0.28       0.28       0.24       0.19       0.51      0.49
Net realized and
 unrealized gains
 (losses) from
 investments and
 options..........     (0.99)      9.29       3.46          3.18       (0.41)      0.37       1.25       3.50      (0.61)     3.17
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Total increase
 (decrease) from
 investment
 operations.......      0.80       9.52       3.68          3.42       (0.13)      0.65       1.49       3.69      (0.10)     3.66
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Dividends from
 investment
 income...........     (0.21)     (0.25)     (0.34)        (0.12)      (0.27)     (0.27)     (0.27)     (0.30)     (0.53)    (0.48)
Distributions from
 net realized
 gains from
 investment
 transactions.....     (2.67)     (3.02)     (1.51)        (1.21)      (0.03)        --         --         --         --        --
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Total dividends
 and distributions
 to shareholders..     (2.88)     (3.27)     (1.85)        (1.33)      (0.30)     (0.27)     (0.27)     (0.30)     (0.53)    (0.48)
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Net asset value,
 end of period....  $  26.92   $  30.60   $  24.35      $  22.52    $  20.43   $  20.86   $  20.48   $  19.26    $ 15.87   $ 16.50
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Total investment
 return (1).......     (3.51)%    42.42%     17.40%        18.30%      (0.58)%     3.15%      7.78%     23.62%     (0.72)%   28.03%
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
                    --------   --------   --------      --------    --------   --------   --------   --------    -------   -------
Ratios/Supplemental
 data:
Net assets, end of
 period (000's)...  $670,606   $441,699   $276,016      $187,057    $222,432   $359,073   $358,643   $232,555    $58,649   $61,617
Expenses to
 average net
 assets**.........      1.07%      1.15%      1.20%(2)      1.19%       1.20%      1.13%      1.22%      1.42%      1.41%     1.41%
Net investment
 income to average
 net assets**.....      0.71%      0.88%      0.98%(2)      1.07%       1.29%      1.33%      1.26%      1.79%      3.11%     3.26%
Portfolio turnover
 rate.............        62%        70%       112%          111%         94%        37%        16%        52%        32%       79%

------------------

     *  Annualized.
    ** During certain periods presented, PaineWebber/Mitchell Hutchins waived fees or reimbursed the Fund for portions of its operating expenses. If such waivers or reimbursements had not been made for the Class A shares, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income to average net assets would have been 1.65% and 3.02%, respectively, for the year ended
        August 31, 1989.
     +  Commencement of offering of shares.
   (1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C shares would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.
   (2)  These ratios include non-recurring acquisition expenses of 0.04%.

                              --------------------
                               Prospectus Page 32

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                              GROWTH AND INCOME FUND
            -----------------------------------------------------------------------------------------
                                                       CLASS B
            -----------------------------------------------------------------------------------------
                                                                                             FOR THE
                                                                                             PERIOD
                                                                                             JULY 1,
                                      FOR THE YEARS ENDED AUGUST 31,                        1991+ TO
            ----------------------------------------------------------------------------   AUGUST 31,
              1998       1997       1996          1995       1994       1993       1992       1991
            --------   --------   --------      --------   --------   --------   --------   ----------
Net asset value,  beginning of
 period........................     $  30.46   $  24.26   $  22.37      $  20.37   $  20.78   $  20.41   $  19.23   $    18.04
                               --------   --------   --------      --------   --------   --------   --------   ----------
Net investment income..........        (0.02)      0.04       0.04          0.06       0.10       0.12       0.13         0.02
Net realized and  unrealized
 gains (losses) from investments
 and options...................        (1.02)      9.23       3.45          3.18      (0.37)      0.36       1.20         1.17
                               --------   --------   --------      --------   --------   --------   --------   ----------
Total increase (decrease) from
 investment operations.........        (1.04)      9.27       3.49          3.24      (0.27)      0.48       1.33         1.19
                               --------   --------   --------      --------   --------   --------   --------   ----------
Dividends from investment
 income........................           --      (0.05)     (0.09)        (0.03)     (0.11)     (0.11)     (0.15)          --
Distributions from net
 realized gains from investment
 transactions..................        (2.65)     (3.02)     (1.51)        (1.21)     (0.03)        --         --           --
                               --------   --------   --------      --------   --------   --------   --------   ----------
Total dividends and
 distributions to shareholders.        (2.65)     (3.07)     (1.60)        (1.24)     (0.14)     (0.11)     (0.15)          --
                               --------   --------   --------      --------   --------   --------   --------   ----------
Net asset value, end of
 period........................     $  26.77   $  30.46   $  24.26      $  22.37   $  20.37   $  20.78   $  20.41   $    19.23
                               --------   --------   --------      --------   --------   --------   --------   ----------
                               --------   --------   --------      --------   --------   --------   --------   ----------
Total investment return (1)....        (4.28)%    41.33%     16.49%        17.38%     (1.31)%     2.34%      6.99%        6.60%
                               --------   --------   --------      --------   --------   --------   --------   ----------
                               --------   --------   --------      --------   --------   --------   --------   ----------
Ratios/Supplemental data:
Net assets, end of
 period (000's)................     $353,150   $376,840   $277,753      $247,543   $289,290   $461,389   $386,275   $   57,539
Expenses to average net
 assets**......................         1.87%      1.93%      1.99%(2)      1.97%      1.97%      1.90%      1.97%        2.10%*
Net investment income to
 average net assets**..........        (0.08)%     0.11%      0.17%(2)      0.29%      0.51%      0.57%      4.90%        1.18%*
Portfolio turnover rate........   62%        70%       112%          111%        94%        37%        16%          52%

                                                           CLASS C
  ------------------------------------------------------------------------------
                                                                        FOR THE
                                                                        PERIOD
                                                                        JULY 2,
                     FOR THE YEARS ENDED AUGUST 31,                    1992+ TO
   ----------------------------------------------------------------    AUGUST 31,
     1998         1997      1996         1995      1994      1993        1992
  ----------    --------   -------      -------   -------   -------   ----------
Net asset value,
 beginning of
 period...........   $    30.53    $  24.33   $ 22.43      $ 20.42   $ 20.83   $ 20.47    $  20.95
                     ----------    --------   -------      -------   -------   -------    --------
Net investment
 income...........         0.01        0.05      0.05         0.06      0.11      0.11        0.02
Net realized and
 unrealized gains
 (losses) from
 investments and
 options..........        (1.03)       9.24      3.46         3.19     (0.38)     0.37       (0.44)
                     ----------    --------   -------      -------   -------   -------    --------
Total increase
 (decrease) from
 investment
 operations.......        (1.02)       9.29      3.51         3.25     (0.27)     0.48       (0.42)
                     ----------    --------   -------      -------   -------   -------    --------
Dividends from
 investment
 income...........        (0.02)      (0.07)    (0.10)       (0.03)    (0.11)    (0.12)      (0.06)
Distributions from
 net realized
 gains from
 investment
 transactions.....        (2.67)      (3.02)    (1.51)       (1.21)    (0.03)       --          --
                     ----------    --------   -------      -------   -------   -------    --------
Total dividends
 and distributions
 to shareholders..        (2.69)      (3.09)    (1.61)       (1.24)    (0.14)    (0.12)      (0.06)
                     ----------    --------   -------      -------   -------   -------    --------
Net asset value,
 end of period....   $    26.82    $  30.53   $ 24.33      $ 22.43   $ 20.42   $ 20.83    $  20.47
                     ----------    --------   -------      -------   -------   -------    --------
                     ----------    --------   -------      -------   -------   -------    --------
Total investment
 return (1).......        (4.23)%     41.30%    16.52%       17.37%   (1.29)%     2.35%       2.85%
                     ----------    --------   -------      -------   -------   -------    --------
                     ----------    --------   -------      -------   -------   -------    --------
Ratios/Supplemental
 data:
Net assets, end of
 period (000's)...   $  149,458    $ 84,922   $43,148      $30,468   $37,287   $61,869    $ 13,019
Expenses to
 average net
 assets**.........         1.85%       1.92%     1.99%(2)     1.98%     1.94%     1.87%       1.73%*
Net investment
 income to average
 net assets**.....        (0.07)%      0.10%     0.18%(2)     0.28%     0.54%     0.61%       0.94%*
Portfolio turnover
 rate.............           62%         70%      112%         111%       94%       37%         16%


                              --------------------
                               Prospectus Page 33

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                           GROWTH AND INCOME FUND
                            ------------------------------------------------------------------------------------
                                                                  CLASS Y
                            ------------------------------------------------------------------------------------
                                                                                                     FOR THE
                                                                                                      PERIOD
                                                                                                    FEBRUARY 12,
                                              FOR THE YEARS ENDED AUGUST 31,                         1992+ TO
                            --------------------------------------------------------------------    AUGUST 31,
                             1998       1997         1996           1995       1994       1993         1992
                            -------    -------      -------        -------    -------    -------    ------------
Net asset value,
 beginning of period.....   $ 30.59    $ 23.35      $ 22.54        $ 20.42    $ 20.86    $ 20.48      $  20.95
                            -------    -------      -------        -------    -------    -------      --------
Net investment income....      0.30       0.32         0.30           0.30       0.33       0.33          0.16
Net realized and
 unrealized gains
 (losses) from
 investments
 and options.............     (1.02)      9.26         3.45           3.18      (0.40)      0.37         (0.49)
                            -------    -------      -------        -------    -------    -------      --------
Total increase (decrease)
 from investment
 operations..............     (0.72)      9.58         3.75           3.48      (0.07)      0.70         (0.33)
                            -------    -------      -------        -------    -------    -------      --------
Dividends from investment
 income..................     (0.28)     (0.32)       (0.43)         (0.15)     (0.34)     (0.32)        (0.14)
Distributions from net
 realized gains from
 investment
 transactions............     (2.67)     (3.02)       (1.51)         (1.21)     (0.03)        --            --
                            -------    -------      -------        -------    -------    -------      --------
Total dividends and
 distributions to
 shareholders............     (2.95)     (3.34)       (1.94)         (1.36)     (0.37)     (0.32)        (0.14)
                            -------    -------      -------        -------    -------    -------      --------
Net asset value, end of
 period..................   $ 26.92    $ 30.59      $ 24.35        $ 22.54    $ 20.42    $ 20.86      $  20.48
                            -------    -------      -------        -------    -------    -------      --------
                            -------    -------      -------        -------    -------    -------      --------
Total investment
 return(1)...............     (3.24)%    42.74%       17.77%         18.66%     (0.31)%     3.44%        (1.15)%
                            -------    -------      -------        -------    -------    -------      --------
                            -------    -------      -------        -------    -------    -------      --------
Ratios/supplemental data:
Net assets, end of period
 (000's).................   $65,518    $46,745      $22,942        $14,680    $14,690    $17,005      $ 10,560
Expenses to average net
 assets..................      0.80%      0.88%        0.92%(2)       0.89%      0.90%      0.86%         0.93%*
Net investment income to
 average net assets......      0.99%      1.14%        1.26%(2)       1.39%      1.60%      1.62%         1.56%*
Portfolio turnover.......        62%        70%         112%           111%        94%        37%           16%

------------------

     *  Annualized
     +  Commencement of offering of shares.
   (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return information for periods of less than one year has not been annualized.
   (2)  These ratios include non-recurring acquisition expenses of 0.04%.

                              --------------------
                               Prospectus Page 34

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 35

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

MID CAP FUND

The following table provides investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the financial information in the table below relating to the five month period ended August 31 and each of the five years in the period ended March 31, 1998, have been audited by Ernst & Young LLP. Information shown below for period prior to the year ended March 31, 1994, has also been audited by Ernst & Young LLP, whose report thereon was unqualified. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                                      MID CAP FUND
                              ---------------------------------------------------------------------------------------------
                                                                         CLASS A
                              ---------------------------------------------------------------------------------------------
                                                                                                                  FOR THE
                               FOR THE                                                                             PERIOD
                              FIVE MONTHS                                                                         APRIL 7,
                                ENDED                          FOR THE YEARS ENDED MARCH 31,                      1992+ TO
                              AUGUST 31,        ------------------------------------------------------------      MARCH 31,
                                1998**            1998         1997         1996         1995         1994          1993
                              ------------      --------      -------      -------      -------      -------      ---------
Net asset value,
 beginning of period.....       $  15.00        $  13.44      $ 15.61      $ 12.81      $ 11.65      $ 10.53       $  9.55
                                --------        --------      -------      -------      -------      -------       -------
Net investment loss......          (0.03)          (0.13)       (0.17)       (0.16)       (0.09)       (0.09)        (0.06)
Net realized and
 unrealized gains
 (losses) from investment
 transactions............          (3.15)           5.15         0.32         3.71         1.29         1.21          1.04
                                --------        --------      -------      -------      -------      -------       -------
Net increase (decrease)
 from investment
 operations..............          (3.18)           5.02         0.15         3.55         1.20         1.12          0.98
                                --------        --------      -------      -------      -------      -------       -------
Distributions from net
 realized gains from
 investments.............          (3.85)          (3.46)       (2.32)       (0.75)       (0.04)          --            --
                                --------        --------      -------      -------      -------      -------       -------
Net asset value, end of
 period..................       $   7.97        $  15.00      $ 13.44      $ 15.61      $ 12.81      $ 11.65       $ 10.53
                                --------        --------      -------      -------      -------      -------       -------
                                --------        --------      -------      -------      -------      -------       -------
Total investment return
 (1).....................         (27.31)%         41.50%       (0.21)%      28.16%       10.36%       10.64%        10.26%
                                --------        --------      -------      -------      -------      -------       -------
                                --------        --------      -------      -------      -------      -------       -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................       $ 90,650        $101,698      $76,909      $76,558      $62,673      $58,523       $48,582
Expenses to average net
 assets..................           1.48%*          1.51%        1.60%        1.58%        1.58%        1.54%         1.72%*
Net investment loss to
 average net assets......          (0.61)%*        (1.16)%      (1.20)%      (1.11)%      (0.79)%      (0.84)%       (0.78)%*
Portfolio turnover.......             80%             64%          56%          57%          42%          60%           51%

------------------

     *  Annualized
    **  Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.
     +  Commencement of operations.
     #  Commencement of offering of shares.
   (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, B and C shares would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.

                              --------------------
                               Prospectus Page 36

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                MID CAP FUND
                         -------------------------------------------------------------------------------------------
                                                                   CLASS B
                         -------------------------------------------------------------------------------------------
                                                                                                            FOR THE
                          FOR THE                                                                           PERIOD
                         FIVE MONTHS                                                                       APRIL 7,
                           ENDED                         FOR THE YEARS ENDED MARCH 31,                     1992+ TO
                         AUGUST 31,       ------------------------------------------------------------     MARCH 31,
                           1998**           1998         1997         1996         1995         1994         1993
                         ------------     --------     --------     --------     --------     --------     ---------
Net asset value,
 beginning of period.....          $  15.07       $  13.59     $  15.88     $  13.11     $  12.02     $  10.94     $  10.00
                                   --------       --------     --------     --------     --------     --------     ---------
Net investment loss......             (0.07)         (0.31)       (0.31)       (0.29)       (0.20)       (0.17)       (0.11)
Net realized and
 unrealized gains
 (losses) from investment
 transactions............          (3.16)          5.25         0.34         3.81         1.33         1.25         1.05
                                   --------       --------     --------     --------     --------     --------     ---------
Net increase (decrease)
 from investment
 operations..............             (3.23)          4.94         0.03         3.52         1.13         1.08         0.94
                                   --------       --------     --------     --------     --------     --------     ---------
Distributions from net
 realized gains from
 investments.............             (3.85)         (3.46)       (2.32)       (0.75)       (0.04)          --           --
                                   --------       --------     --------     --------     --------     --------     ---------
Net asset value, end of
 period..................          $   7.99       $  15.07     $  13.59     $  15.88     $  13.11     $  12.02     $  10.94
                                   --------       --------     --------     --------     --------     --------     ---------
                                   --------       --------     --------     --------     --------     --------     ---------
Total investment return
 (1).....................            (27.54)%        40.39%       (0.99)%      27.28%        9.46%        9.87%        9.40%
                                   --------       --------     --------     --------     --------     --------     ---------
                                   --------       --------     --------     --------     --------     --------     ---------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................          $ 54,978       $143,058     $134,495     $157,021     $139,302     $133,828     $105,490
Expenses to average net
 assets..................              2.32%*         2.28%        2.36%        2.34%        2.34%        2.30%        2.49%*
Net investment loss to
 average net assets......             (1.48)%*       (1.92)%      (1.95)%      (1.87)%      (1.56)%      (1.60)%      (1.55)%*
Portfolio turnover.......                80%            64%          56%          57%          42%          60%          51%


                                                                   CLASS C
                           ---------------------------------------------------------------------------------------
                                                                                                         FOR THE
                            FOR THE                                                                       PERIOD
                           FIVE MONTHS                                                                   JULY 2,
                             ENDED                       FOR THE YEARS ENDED MARCH 31,                   1992+ TO
                           AUGUST 31,       --------------------------------------------------------     MARCH 31,
                             1998**          1998        1997         1996        1995        1994         1993
                           ------------     -------     -------     --------     -------     -------     ---------
Net asset value,
 beginning of period.....            $  14.07       $ 12.87     $ 15.14     $  12.54     $ 11.50     $ 10.47      $  8.89
                                     --------       -------     -------     --------     -------     -------      -------
Net investment loss......               (0.06)        (0.26)      (0.29)       (0.27)      (0.19)      (0.10)       (0.05)
Net realized and
 unrealized gains
 (losses) from investment
 transactions............               (2.90)         4.92        0.34         3.62        1.27        1.13         1.63
                                     --------       -------     -------     --------     -------     -------      -------
Net increase (decrease)
 from investment
 operations..............               (2.96)         4.66        0.05         3.35        1.08        1.03         1.58
                                     --------       -------     -------     --------     -------     -------      -------
Distributions from net
 realized gains from
 investments.............               (3.85)        (3.46)      (2.32)       (0.75)      (0.04)         --           --
                                     --------       -------     -------     --------     -------     -------      -------
Net asset value, end of
 period..................            $   7.26       $ 14.07     $ 12.87     $  15.14     $ 12.54     $ 11.50      $ 10.47
                                     --------       -------     -------     --------     -------     -------      -------
                                     --------       -------     -------     --------     -------     -------      -------
Total investment return
 (1).....................              (27.58)%       40.46%      (0.91)%      27.16%       9.45%       9.84%       17.77%
                                     --------       -------     -------     --------     -------     -------      -------
                                     --------       -------     -------     --------     -------     -------      -------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................            $ 16,875       $27,814     $24,810     $ 27,601     $24,993     $29,884      $13,806
Expenses to average net
 assets..................                2.28%*        2.29%       2.37%        2.36%       2.35%       2.28%        2.31%*
Net investment loss to
 average net assets......               (1.42)%*      (1.94)%     (1.97)%      (1.89)%     (1.57)%     (1.58)%      (1.53)%*
Portfolio turnover.......                  80%           64%         56%          57%         42%         60%          51%

                              --------------------
                               Prospectus Page 37

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                        MID CAP FUND
                                 ---------------------------
                                           CLASS Y
                                 ---------------------------
                                                    FOR THE
                                  FOR THE           PERIOD
                                 FIVE MONTHS       MARCH 17,
                                   ENDED           1998+ TO
                                 AUGUST 31,        MARCH 31,
                                   1998**            1998
                                 ------------      ---------
Net asset value,
 beginning of period.....          $  15.00        $   14.90
                                   --------        ---------
Net investment loss......             (0.01)            0.00
Net realized and
 unrealized gains
 (losses) from investment
 transactions............             (3.17)            0.10
                                   --------        ---------
Net increase (decrease)
 from investment
 operations..............             (3.18)            0.10
                                   --------        ---------
Distributions from net
 realized gains from
 investments.............             (3.85)              --
                                   --------        ---------
Net asset value, end of
 period..................          $   7.97        $   15.00
                                   --------        ---------
                                   --------        ---------
Total investment return
 (1).....................            (27.31)%           0.67%
                                   --------        ---------
                                   --------        ---------
Ratios/Supplemental Data:
Net assets, end of period
 (000's).................          $     65        $      35
Expenses to average net
 assets..................              1.23%*           1.22%*
Net investment loss to
 average net assets......             (0.29)%*          0.00%*
Portfolio turnover.......                80%             64%

------------------

     *  Annualized
    **  Effective May 1, 1998, Mitchell Hutchins took over day-to-day management of the Fund's assets.
     +  Commencement of offering of shares.
   (1)  Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. Total investment return information for periods of less than one year have not been annualized.

                              --------------------
                               Prospectus Page 38

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 39

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

SMALL CAP FUND

The following table provides investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, independent accountants, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended July 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information appearing below, have been audited by PricewaterhouseCoopers LLP. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568.

                                                                   SMALL CAP FUND
                                   ------------------------------------------------------------------------------
                                                                      CLASS A
                                   ------------------------------------------------------------------------------
                                                                                        FOR THE        FOR THE
                                                    FOR THE YEARS                        PERIOD         YEAR
                                                   ENDED JULY 31,                        ENDED          ENDED
                                   -----------------------------------------------      JULY 31,      JANUARY 31,
                                    1998         1997         1996#         1995         1994+          1994
                                   -------      -------      -------      --------      --------      -----------
Net asset value, beginning of
  period......................     $ 13.42      $ 10.22      $ 11.30      $  10.27      $  10.61        $ 10.00
                                   -------      -------      -------      --------      --------        -------
Net investment income
  (loss)......................       (0.13)       (0.14)        0.00@         0.05          0.02           0.13
Net realized and unrealized
  gains (losses) from
  investments.................        1.22         3.75         0.50@         1.50         (0.36)          0.62
                                   -------      -------      -------      --------      --------        -------
Net increase (decrease) from
  investment operations.......        1.09         3.61         0.50          1.55         (0.34)          0.75
                                   -------      -------      -------      --------      --------        -------
Dividends from net investment
  income......................          --           --           --            --            --          (0.12)
Distributions from net
  realized gains from
  investments.................       (1.17)       (0.41)       (1.58)        (0.52)           --          (0.02)
                                   -------      -------      -------      --------      --------        -------
Total dividends and
  distributions...............       (1.17)       (0.41)       (1.58)        (0.52)         0.00          (0.14)
                                   -------      -------      -------      --------      --------        -------
Net asset value, end of
  period......................     $ 13.34      $ 13.42      $ 10.22      $  11.30      $  10.27        $ 10.61
                                   -------      -------      -------      --------      --------        -------
                                   -------      -------      -------      --------      --------        -------
Total investment return (1)...        8.45%       36.11%        4.69%        15.80%        (3.20)%         7.58%
                                   -------      -------      -------      --------      --------        -------
                                   -------      -------      -------      --------      --------        -------

Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................     $47,589      $32,968      $30,675      $ 20,494      $ 22,848        $25,226
Expenses to average net
  assets......................        1.56%        2.00%        2.11%         1.98%         1.91%*         1.75%
Net investment income (loss)
  to average net assets.......       (0.99)%      (1.16)%       0.02%         0.41%         0.41%*         1.41%
Portfolio turnover............          45%          54%          84%           19%           20%            98%

------------------

  * Annualized
  + For the period February 1, 1994 to July 31, 1994.
 ++ For the period July 26, 1996 (commencement of offering shares) to July 31,
    1996.
  # Effective April 1, 1996, Mitchell Hutchins took over day-to-day management of the Fund's assets.
  @ Calculated using the average shares outstanding for the period.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for Class A, Class B and Class C shares would be lower if sales charges were included. Total investment return information for periods of less than one year has not been annualized.

                              --------------------
                               Prospectus Page 40

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                SMALL CAP FUND
                                  ---------------------------------------------------------------------------
                                                                    CLASS B
                                  ---------------------------------------------------------------------------
                                                                                    FOR THE
                                                  FOR THE YEARS                      PERIOD        FOR THE
                                                 ENDED JULY 31,                      ENDED        YEAR ENDED
                                  ---------------------------------------------     JULY 31,      JANUARY 31,
                                   1998        1997        1996#        1995         1994+          1994
                                  -------     -------     -------     ---------     ---------     -----------
Net asset value, beginning of
  period......................    $ 13.00     $  9.98     $ 11.15      $ 10.22       $ 10.60        $ 10.00
                                  -------     -------     -------      -------       -------        -------
Net investment income
  (loss)......................      (0.22)      (0.23)      (0.09)@      (0.04)        (0.02)          0.06
Net realized and unrealized
  gains (losses) from
  investments.................       1.17        3.66        0.50 @       1.49         (0.36)          0.62
                                  -------     -------     -------      -------       -------        -------
Net increase (decrease) from
  investment operations.......       0.95        3.43        0.41         1.45         (0.38)          0.68
                                  -------     -------     -------      -------       -------        -------
Dividends from net investment
  income......................         --          --          --           --            --          (0.06)
Distributions from net
  realized gains from
  investments.................      (1.17)      (0.41)      (1.58)       (0.52)           --          (0.02)
                                  -------     -------     -------      -------       -------        -------
Total dividends and
  distributions...............      (1.17)      (0.41)      (1.58)       (0.52)         0.00          (0.08)
                                  -------     -------     -------      -------       -------        -------
Net asset value, end of
  period......................    $ 12.78     $ 13.00     $  9.98      $ 11.15       $ 10.22        $ 10.60
                                  -------     -------     -------      -------       -------        -------
                                  -------     -------     -------      -------       -------        -------
Total investment return (1)...       7.60%      35.16%       3.90%       14.86%        (3.58)%         6.81%
                                  -------     -------     -------      -------       -------        -------
                                  -------     -------     -------      -------       -------        -------

Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................    $54,639     $40,749     $36,612      $46,142       $52,624        $59,993
Expenses to average net
  assets......................       2.33%       2.75%       2.90%        2.74%         2.69%*         2.50%
Net investment income (loss)
  to average net assets.......      (1.75)%     (1.91)%     (0.78)%      (0.35)%       (0.37)%*        0.67%
Portfolio turnover............         45%         54%         84%          19%           20%            98%


                                                                 CLASS C
                                --------------------------------------------------------------------------
                                                                                 FOR THE
                                               FOR THE YEARS                      PERIOD        FOR THE
                                               ENDED JULY 31,                     ENDED        YEAR ENDED
                                --------------------------------------------     JULY 31,      JANUARY 31,
                                 1998       1997        1996#        1995         1994+          1994
                                -------    -------     -------     ---------     ---------     -----------
Net asset value, beginning of
  period......................  $ 12.98    $  9.97     $ 11.14      $ 10.22       $ 10.59        $ 10.00
                                -------    -------     -------     ---------     ---------     -----------
Net investment income
  (loss)......................    (0.21)     (0.24)      (0.08)@      (0.05)        (0.02)          0.06
Net realized and unrealized
  gains (losses) from
  investments.................     1.16       3.66        0.49 @       1.49         (0.35)          0.62
                                -------    -------     -------     ---------     ---------     -----------
Net increase (decrease) from
  investment operations.......     0.95       3.42        0.41         1.44         (0.37)          0.68
                                -------    -------     -------     ---------     ---------     -----------
Dividends from net investment
  income......................       --         --          --           --            --          (0.07)
Distributions from net
  realized gains from
  investments.................    (1.17)     (0.41)      (1.58)       (0.52)           --          (0.02)
                                -------    -------     -------     ---------     ---------     -----------
Total dividends and
  distributions...............    (1.17)     (0.41)      (1.58)       (0.52)         0.00          (0.09)
                                -------    -------     -------     ---------     ---------     -----------
Net asset value, end of
  period......................  $ 12.76    $ 12.98     $  9.97      $ 11.14       $ 10.22        $ 10.59
                                -------    -------     -------     ---------     ---------     -----------
                                -------    -------     -------     ---------     ---------     -----------
Total investment return (1)...     7.61%     35.09%       3.90%       14.76%        (3.49)%         6.77%
                                -------    -------     -------     ---------     ---------     -----------
                                -------    -------     -------     ---------     ---------     -----------

Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................  $32,174    $18,812     $18,606      $13,263       $16,285        $20,941
Expenses to average net
  assets......................     2.32%      2.77%       2.91%        2.73%         2.69%*         2.50%
Net investment income (loss)
  to average net assets.......    (1.75)%    (1.93)%     (0.77)%      (0.34)%       (0.36)%*        0.64%
Portfolio turnover............       45%        54%         84%          19%           20%            98%


                                             CLASS Y
                                ----------------------------------
                                                         FOR THE
                                   FOR THE YEARS          PERIOD
                                   ENDED JULY 31,         ENDED
                                --------------------     JULY 31,
                                 1998        1997         1996++
                                -------    ---------     ---------
Net asset value, beginning of
  period......................          $ 13.46     $ 10.21       $ 10.23
                                        -------     -------       -------
Net investment income
  (loss)......................            (0.07)      (0.11)         00.0 @
Net realized and unrealized
  gains (losses) from
  investments.................             1.20        3.77         (0.02)@
                                        -------     -------       -------
Net increase (decrease) from
  investment operations.......             1.13        3.66         (0.02)
                                        -------     -------       -------
Dividends from net investment
  income......................               --          --            --
Distributions from net
  realized gains from
  investments.................            (1.17)      (0.41)           --
                                        -------     -------       -------
Total dividends and
  distributions...............            (1.17)      (0.41)         0.00
                                        -------     -------       -------
Net asset value, end of
  period......................          $ 13.42     $ 13.46       $ 10.21
                                        -------     -------       -------
                                        -------     -------       -------
Total investment return (1)...             8.74%      36.65%        (0.20)%
                                        -------     -------       -------
                                        -------     -------       -------

Ratios/Supplemental Data:
Net assets, end of period
  (000's).....................          $ 7,169     $ 2,768       $ 2,801
Expenses to average net
  assets......................             1.39%       1.72%         1.72%*
Net investment income (loss)
  to average net assets.......            (0.83)%     (0.88)%        0.07%*
Portfolio turnover............               45%         54%           84%

                              --------------------
                               Prospectus Page 41

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

GROWTH FUND

The following tables provide investors with data and ratios for one Class A, Class B, Class C and Class Y share for each of the periods shown. This information is supplemented by the financial statements, accompanying notes and the report of Ernst & Young LLP, independent auditors, which appear in the Fund's Annual Report to Shareholders for the fiscal year ended August 31, 1998, and are incorporated by reference into the Statement of Additional Information. The financial statements and notes, as well as the information for each of the five years in the period ended August 31, 1998 appearing in the following tables, have been audited by Ernst & Young LLP, independent auditors. Further information about the Fund's performance is also included in the Annual Report to Shareholders, which may be obtained without charge by calling 1-800-647-1568. Information shown below for periods prior to the year ended August 31, 1994 has also been audited by Ernst & Young LLP, independent auditors, whose reports thereon were unqualified.

                                                        GROWTH FUND
                            ---------------------------------------------------------------------
                                                          CLASS A
                            ---------------------------------------------------------------------
                                              FOR THE YEARS ENDED AUGUST 31,
                            ---------------------------------------------------------------------
                              1998        1997         1996        1995        1994        1993
                            --------    --------     --------    --------    --------    --------
Net asset value,
 beginning of period.....   $  25.94    $  24.37     $  22.27    $  20.04    $  20.60    $  16.78
                            --------    --------     --------    --------    --------    --------
Net investment income
 (loss)..................      (0.09)      (0.08)(3)    (0.12)      0.01          --        0.07
Net realized and
 unrealized gains
 (losses)
 from investments........       1.01        3.76(3)      4.06        2.25        0.51        4.37
                            --------    --------     --------    --------    --------    --------
Total increase (decrease)
 from investment
 operations..............       0.92        3.68         3.94        2.26        0.51        4.44
                            --------    --------     --------    --------    --------    --------
Dividends from net
 investment income.......         --          --           --          --          --          --
Distributions from net
 realized gains on
 investment
 transactions............      (6.78)      (2.11)       (1.84)      (0.03)      (1.07)      (0.62)
                            --------    --------     --------    --------    --------    --------
Total dividends and
 distributions to
 shareholders............      (6.78)      (2.11)       (1.84)      (0.03)      (1.07)      (0.62)
                            --------    --------     --------    --------    --------    --------
Net asset value, end of
 period..................   $  20.08    $  25.94     $  24.37    $  22.27    $  20.04    $  20.60
                            --------    --------     --------    --------    --------    --------
                            --------    --------     --------    --------    --------    --------
Total investment
 return(1)...............       3.37%      15.85%       18.43%      11.28%       2.33%      26.97%
                            --------    --------     --------    --------    --------    --------
                            --------    --------     --------    --------    --------    --------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................   $202,253    $201,725     $203,882    $183,958    $141,342    $130,353
Expenses to average net
 assets**................       1.19%       1.27%        1.28%       1.28%(2)     1.21%      1.22%
Net investment income
 (loss) to average net
 assets**................      (0.39)%     (0.32)%      (0.49)%      0.19%(2)     0.06%      0.38%
Portfolio turnover.......         52%         86%          60%         36%         24%         36%

                                      GROWTH FUND
                           -----------------------------------------
                                       CLASS A
                           -----------------------------------------
                             FOR THE YEARS ENDED AUGUST 31,
                           -----------------------------------------
                             1992       1991       1990       1989
                           --------   --------    -------    -------
Net asset value,
 beginning of period.....  $  17.50   $  13.43    $ 15.57    $ 11.21
                           --------   --------    -------    -------
Net investment income
 (loss)..................        --       0.02       0.17       0.06
Net realized and
 unrealized gains
 (losses)
 from investments........     (0.11)      4.68      (1.16)      4.40
                           --------   --------    -------    -------
Total increase (decrease)
 from investment
 operations..............     (0.11)      4.70      (0.99)      4.46
                           --------   --------    -------    -------
Dividends from net
 investment income.......     (0.01)     (0.17)        --      (0.10)
Distributions from net
 realized gains on
 investment
 transactions............     (0.60)     (0.46)     (1.15)        --
                           --------   --------    -------    -------
Total dividends and
 distributions to
 shareholders............     (0.61)     (0.63)     (1.15)     (0.10)
                           --------   --------    -------    -------
Net asset value, end of
 period..................  $  16.78   $  17.50    $ 13.43    $ 15.57
                           --------   --------    -------    -------
                           --------   --------    -------    -------
Total investment
 return(1)...............     (0.85)%    37.02%     (7.05)%    40.10%
                           --------   --------    -------    -------
                           --------   --------    -------    -------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................  $102,640   $ 96,796    $72,805    $71,681
Expenses to average net
 assets**................      1.43%      1.56%      1.59%      1.37%
Net investment income
 (loss) to average net
 assets**................      0.00%      0.10%      2.96%      0.14%
Portfolio turnover.......        32%        29%        39%        44%

------------------

  * Annualized.
 ** During certain periods presented, PaineWebber/Mitchell Hutchins waived fees or reimbursed the Fund for portions of its operating expenses. If such waivers or reimbursements had not been made for the Class A shares, the annualized ratio of expenses to average net assets and the annualized ratio of net investment income (loss) to average net assets would have been 1.76% and (0.25)%, respectively, for the year ended August 31, 1989.
  + Commencement of offering of shares.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results would be lower if sales charges were included. Total investment returns information for periods less than one year have not been annualized.
(2) These ratios include non-recurring reorganization expenses of 0.06%.
(3) Calculated using the average shares outstanding for the year.

                              --------------------
                               Prospectus Page 42

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                           GROWTH FUND
 ------------------------------------------------------------------------------------------------
                                             CLASS B
 ------------------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                        PERIOD
                                                                                       JULY 1,
                           FOR THE YEARS ENDED AUGUST 31,                              1991+ TO
 -----------------------------------------------------------------------------------   AUGUST 31,
   1998         1997         1996         1995        1994        1993        1992       1991
 --------     --------     --------     --------     -------     -------     -------   ----------
Net asset value,
 beginning of period.....  $  24.51     $  23.30     $  21.53     $  19.53     $ 20.25     $ 16.64     $ 17.48     $15.63
                           --------     --------     --------     --------     -------     -------     -------     ------
Net investment income
 (loss)..................     (0.30)       (0.26)(3)    (0.39)       (0.02)      (0.06)      (0.05)      (0.06)     (0.02)
Net realized and
 unrealized gains
 (losses)
 from investments........      1.01         3.58 (3)     4.00         2.05        0.41        4.28       (0.18)      1.87
                           --------     --------     --------     --------     -------     -------     -------     ------
Total increase (decrease)
 from investment
 operations..............      0.71         3.32         3.61         2.03        0.35        4.23       (0.24)      1.85
                           --------     --------     --------     --------     -------     -------     -------     ------
Dividends from net
 investment income.......        --           --           --           --          --          --          --         --
Distributions from net
 realized gains on
 investment
 transactions............     (6.78)       (2.11)       (1.84)       (0.03)      (1.07)      (0.62)      (0.60)        --
                           --------     --------     --------     --------     -------     -------     -------     ------
Total dividends and
 distributions to
 shareholders............     (6.78)       (2.11)       (1.84)       (0.03)      (1.07)      (0.62)      (0.60)        --
                           --------     --------     --------     --------     -------     -------     -------     ------
Net asset value, end of
 period..................  $  18.44     $  24.51     $  23.30     $  21.53     $ 19.53     $ 20.25     $ 16.64     $17.48
                           --------     --------     --------     --------     -------     -------     -------     ------
                           --------     --------     --------     --------     -------     -------     -------     ------
Total investment
 return(1)...............      2.55%       14.98%       17.48%       10.40%       1.55%      25.91%      (1.58)%    11.84%
                           --------     --------     --------     --------     -------     -------     -------     ------
                           --------     --------     --------     --------     -------     -------     -------     ------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................  $ 74,094     $115,529     $140,551     $152,357     $97,272     $60,280     $35,867     $3,804
Expenses to average net
 assets**................      1.99%        2.06%        2.06%        2.06%(2)     2.00%      2.02%       2.20%      2.24%*
Net investment income
 (loss) to average net
 assets**................     (1.18)%      (1.12)%      (1.27)%      (0.60)%(2)   (0.66)%    (0.46)%     (0.70)%    (0.81)%*
Portfolio turnover.......        52%          86%          60%          36%         24%         36%         32%        29%


                                       CLASS C
   ---------------------------------------------------------------------------------
                                                                          FOR THE
                                                                           PERIOD
                                                                          JULY 2,
                     FOR THE YEARS ENDED AUGUST 31,                       1992+ TO
   --------------------------------------------------------------------   AUGUST 31,
      1998         1997        1996        1995        1994      1993       1992
   ----------    --------     -------     -------     -------   -------   ----------
Net asset value,
 beginning of period.....  $    24.71    $  23.48     $ 21.68     $ 19.67     $ 20.38   $ 16.75     $17.04
                           ----------    --------     -------     -------     -------   -------     ------
Net investment income
 (loss)..................       (0.27)      (0.27)(3)   (0.34)      (0.10)      (0.08)    (0.06)     (0.01)
Net realized and
 unrealized gains
 (losses)
 from investments........        0.99        3.61(3)     3.98        2.14        0.44      4.31      (0.28)
                           ----------    --------     -------     -------     -------   -------     ------
Total increase (decrease)
 from investment
 operations..............        0.72        3.34        3.64        2.04        0.36      4.25      (0.29)
                           ----------    --------     -------     -------     -------   -------     ------
Dividends from net
 investment income.......          --          --          --          --          --        --         --
Distributions from net
 realized gains on
 investment
 transactions............       (6.78)      (2.11)      (1.84)      (0.03)      (1.07)    (0.62)        --
                           ----------    --------     -------     -------     -------   -------     ------
Total dividends and
 distributions to
 shareholders............       (6.78)      (2.11)      (1.84)      (0.03)      (1.07)    (0.62)        --
                           ----------    --------     -------     -------     -------   -------     ------
Net asset value, end of
 period..................  $    18.65    $  24.71     $ 23.48     $ 21.68     $ 19.67   $ 20.38     $16.75
                           ----------    --------     -------     -------     -------   -------     ------
                           ----------    --------     -------     -------     -------   -------     ------
Total investment
 return(1)...............        2.59%      14.95%      17.50%      10.37%       1.59%    25.86%     (2.95)%
                           ----------    --------     -------     -------     -------   -------     ------
                           ----------    --------     -------     -------     -------   -------     ------
Ratios/Supplemental data:
Net assets, end of period
 (000's).................  $   21,714    $ 24,760     $29,923     $30,608     $28,561   $16,474     $2,275
Expenses to average net
 assets**................        1.99%       2.07%       2.07%       2.05%(2)     1.98%     2.06%      1.98%*
Net investment income
 (loss) to average net
 assets**................       (1.19)%     (1.13)%     (1.28)%     (0.57)%(2)   (0.65)%   (0.69)%    (0.65)%*
Portfolio turnover.......          52%         86%         60%         36%          24%       36%        32%

                              --------------------
                               Prospectus Page 43

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)
--------------------------------------------------------------------------------

                                                                   GROWTH FUND
                              -------------------------------------------------------------------------------------
                                                                     CLASS Y
                              -------------------------------------------------------------------------------------
                                                         FOR THE YEARS ENDED AUGUST 31,
                              -------------------------------------------------------------------------------------
                               1998         1997         1996         1995         1994         1993         1992
                              -------      -------      -------      -------      -------      -------      -------
Net asset value,
 beginning of year.......     $ 26.46      $ 24.74      $ 22.53      $ 20.22      $ 20.71      $ 16.83      $ 17.50
                              -------      -------      -------      -------      -------      -------      -------
Net investment income
 (loss)..................       (0.03)       (0.01)(3)    (0.02)        0.24         0.03         0.08         0.05
Net realized and
 unrealized gains
 (losses) from
 investments.............        1.02         3.84(3)      4.07         2.10         0.55         4.42        (0.11)
                              -------      -------      -------      -------      -------      -------      -------
Total increase (decrease)
 from investment
 operations..............        0.99         3.83         4.05         2.34         0.58         4.50        (0.06)
                              -------      -------      -------      -------      -------      -------      -------
Dividends from net
 investment income.......          --           --           --           --           --           --        (0.01)
Distributions from net
 realized gains on
 investment
 transactions............       (6.78)       (2.11)       (1.84)       (0.03)       (1.07)       (0.62)       (0.60)
                              -------      -------      -------      -------      -------      -------      -------
Total dividends and
 distributions...........       (6.78)       (2.11)       (1.84)       (0.03)       (1.07)       (0.62)       (0.61)
                              -------      -------      -------      -------      -------      -------      -------
Net asset value, end of
 year....................     $ 20.67      $ 26.46      $ 24.74      $ 22.53      $ 20.22      $ 20.71      $ 16.83
                              -------      -------      -------      -------      -------      -------      -------
                              -------      -------      -------      -------      -------      -------      -------
Total investment
 return(1)...............        3.61%       16.24%       18.72%       11.58%        2.67%       27.26%       (0.52)%
                              -------      -------      -------      -------      -------      -------      -------
                              -------      -------      -------      -------      -------      -------      -------
Ratios/supplemental data:
Net assets, end of year
 (000's).................     $21,440      $20,281      $21,409      $20,948      $30,521      $20,706      $11,581
Expenses to average net
 assets..................        0.91%        1.00%        1.02%        0.97%(2)     0.94%        0.95%        1.12%
Net investment income
 (loss) to average net
 assets..................       (0.12)%      (0.05)%      (0.23)%       0.53%(2)     0.40%        0.60%        0.38%
Portfolio turnover.......          52%          86           60%          36%          24%          36%          32%

------------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions at net asset value on the payable dates and a sale at net asset value on the last day of each year reported.
(2) These ratios include non-recurring acquisition expenses of 0.05%.
(3) Calculated using the average shares outstanding for the year.

                              --------------------
                               Prospectus Page 44

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 45

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 46

                         ------------------------------

PaineWebber   Growth and Income Fund   Mid Cap Fund  Small Cap Fund  Growth Fund

                      [This page intentionally left blank]

                              --------------------
                               Prospectus Page 47

                       PaineWebber Growth and Income Fund
                            PaineWebber Mid Cap Fund
                           PaineWebber Small Cap Fund
                            PaineWebber Growth Fund

                         PROSPECTUS--NOVEMBER 30, 1998

              As Revised May 5, 1999 for PaineWebber Growth Fund

o PAINEWEBBER BOND FUNDS                            o PAINEWEBBER STOCK FUNDS

  High Income Fund                                    Financial Services Growth Fund
  Investment Grade Income Fund                        Growth Fund
  Low Duration U.S. Government                        Growth and Income Fund
    Income Fund                                       Mid Cap Fund
  Strategic Income Fund                               Small Cap Fund
  U.S. Government Income Fund                         S&P 500 Index Fund
                                                    Tax-Managed Equity Fund
o PAINEWEBBER TAX-FREE BOND FUNDS                             Utility Income Fund

  California Tax-Free Income Fund           o PAINEWEBBER GLOBAL FUNDS
  Municipal High Income Fund
  National Tax-Free Income Fund                       Asia Pacific Growth Fund
  New York Tax-Free Income Fund                       Emerging Markets Equity Fund
                                                      Global Equity Fund
o PAINEWEBBER ASSET                                         Global Income Fund
    ALLOCATION FUNDS
                                                    o PAINEWEBBER MONEY MARKET FUND
  Balanced Fund
Tactical Allocation Fund                    o PAINEWEBBER FUNDS OF FUNDS

                                                      Mitchell Hutchins Conservative Portfolio
                                                      Mitchell Hutchins Moderate Portfolio
                                                      Mitchell Hutchins Aggressive Portfolio

A prospectus containing more complete information for any of these funds, including charges and expenses, can be obtained from a PaineWebber investment executive or correspondent firm. Please read it carefully before investing. It is important you have all the information you need to make a sound investment decision.

(Copyright) 1998 PaineWebber Incorporated

                                ---------------